LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–66.32%
Argentina–0.46%
†MercadoLibre	2,502	$ 4,201,859
		4,201,859
Australia–0.25%
†Atlassian Class A	2,387	934,320
Australia & New Zealand Banking Group	691	13,877
BHP Group	3,149	84,103
Commonwealth Bank of Australia	127	9,425
CSL	277	57,874
Fortescue Metals Group	5,437	57,915
Goodman Group	1,523	23,434
National Australia Bank	530	10,452
=†πQuintis Pty	1,064,776	1,008,411
Rio Tinto	337	23,991
Westpac Banking	767	14,184
Woodside Petroleum	4,195	71,732
		2,309,718
Belgium–0.00%
KBC Group	120	10,825
		10,825
Brazil–0.11%
B3 SA - Brasil Bolsa Balcao	32,994	77,430
Banco do Brasil	7,226	38,480
BB Seguridade Participacoes	4,417	16,157
Cia Siderurgica Nacional	2,589	13,683
Engie Brasil Energia	5,460	37,618
Magazine Luiza	44,319	116,866
Petroleo Brasileiro	5,289	27,243
†Suzano	8,660	85,872
Vale	38,599	538,431
WEG	2,436	17,669
		969,449
Canada–0.92%
Alimentation Couche-Tard Class B	803	30,723
Bank of Montreal	210	20,965
Bank of Nova Scotia	165	10,156
Brookfield Asset Management Class A	268	14,361
Canadian Natural Resources	1,313	48,007
†CGI	1,350	114,674
Enbridge	182,546	7,272,439
George Weston	174	18,768
Loblaw	299	20,519
†Lululemon Athletica	164	66,371
Nutrien	584	37,905
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Restaurant Brands International	477	$ 29,224
Royal Bank of Canada	148	14,726
Saputo	1,121	28,507
†Shopify Class A	430	583,018
TC Energy	620	29,840
Thomson Reuters	582	64,353
Toronto-Dominion Bank	531	35,153
		8,439,709
Cayman Islands–0.04%
†Hedosophia European Growth	27,630	318,452
		318,452
China–2.29%
AAC Technologies Holdings	25,500	120,589
Agricultural Bank of China Class H	224,000	76,951
Aier Eye Hospital Group Class A	33,447	275,673
†Alibaba Group Holding	47,700	883,115
†Alibaba Group Holding ADR	13,038	1,930,276
Amoy Diagnostics Class A	19,050	235,909
†Angelalign Technology	3,400	145,879
Anhui Gujing Distillery Class B	500	6,489
ANTA Sports Products	29,000	547,621
Asymchem Laboratories Tianjin Class A	3,296	226,924
Autobio Diagnostics Class A	10,400	85,780
Autohome ADR	826	38,764
†Baidu ADR	37	5,689
Bank of China Class H	84,000	29,680
BYD Class A	27,000	1,039,469
China CITIC Bank Class H	21,000	9,465
China Evergrande Group	114,000	43,069
China Feihe	31,000	52,251
China Galaxy Securities Class H	18,000	10,439
China Hongqiao Group	55,500	70,434
China Life Insurance Class H	16,000	26,164
China Merchants Bank Class H	23,000	183,037
China Pacific Insurance Group Class H	8,400	24,943
China Petroleum & Chemical Class H	198,000	97,573
China Tower Class H	126,000	16,466
CITIC	2,000	2,117
LVIP BlackRock Global Allocation Fund–1

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Contemporary Amperex Technology Class A	25,564	$ 2,071,164
†COSCO Shipping Holdings Class A	8,700	22,994
†COSCO Shipping Holdings Class H	50,250	76,251
Dali Foods Group	23,500	14,188
ENN Energy Holdings	10,100	166,584
Foshan Haitian Flavouring & Food Class A	9,500	161,087
Ganfeng Lithium Class H	18,200	318,890
Glodon Class A	18,664	192,539
Guangdong Marubi Biotechnology	11,800	68,194
Guangzhou Baiyun International Airport Class A	183,200	302,838
Haidilao International Holding	54,000	206,864
Haitong Securities Class H	12,400	11,304
Hangzhou Robam Appliances Class A	23,100	120,502
Hangzhou Tigermed Consulting Class H	7,600	160,709
Hansoh Pharmaceutical Group	112,000	283,514
Hengan International Group	3,500	18,664
†HengTen Networks Group	68,000	19,968
Huaneng Power International Class H	26,000	13,950
†Huazhu Group ADR	2,425	111,210
Hundsun Technologies Class A	27,886	247,881
Hygeia Healthcare Holdings	29,400	217,497
Industrial & Commercial Bank of China Class H	237,000	131,375
Industrial Bank Class A	3,400	9,566
Intco Medical Technology Class A	2,100	19,053
Jafron Biomedical Class A	7,100	64,274
†JD Health International	111,550	1,075,014
Jiangsu Hengrui Medicine Class A	26,300	204,191
†Jinxin Fertility Group	158,500	235,069
†KE Holdings ADR	1,009	18,424
†Kingdee International Software Group	138,000	459,493
Kingsoft	39,800	158,459
Lenovo Group	34,000	44,378
†Li Auto ADR	35,658	937,449
Mango Excellent Media Class A	2,500	16,855
†Meituan Class B	3,700	118,109
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Microport Cardioflow Medtech	199,000	$ 158,382
Ming Yuan Cloud Group Holdings	42,000	145,609
NetEase ADR	1,510	128,954
Nongfu Spring Class H	5,600	28,352
PetroChina Class H	90,000	42,153
Pharmaron Beijing Class H	1,000	23,856
PICC Property & Casualty Class H	46,000	44,623
Ping An Insurance Group of China Class A	16,600	123,786
Ping An Insurance Group of China Class H	22,000	150,466
†Shanghai International Airport Class A	42,661	290,268
Shenzhen Mindray Bio-Medical Electronics Class A	800	47,755
Smoore International Holdings	1,000	4,656
TCL Technology Group Class A	6,200	5,972
Tencent Holdings	53,400	3,187,911
Tingyi Cayman Islands Holding	26,000	48,342
Tsingtao Brewery Class H	2,000	15,732
†Venus MedTech Hangzhou Class H	43,500	223,106
Venustech Group Class A	37,000	157,881
†Vipshop Holdings ADR	3,641	40,561
Want Want China Holdings	218,000	164,608
WuXi AppTec Class A	9,789	230,808
†Wuxi Biologics Cayman	23,484	380,917
Yifeng Pharmacy Chain Class A	19,760	158,779
Yihai International Holding	37,000	206,192
Yonyou Network Technology Class A	52,830	270,515
Yum China Holdings	5,763	334,888
†Zai Lab ADR	46	4,848
		21,103,187
Denmark–0.34%
AP Moller - Maersk Class A	52	134,006
AP Moller - Maersk Class B	50	135,354
DSV	5,107	1,222,431
†Genmab	1,105	482,798
Novo Nordisk Class B	5,229	504,021
Pandora	5,396	655,073
		3,133,683

LVIP BlackRock Global Allocation Fund–2

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland–0.17%
Kone Class B	99	$ 6,954
Neste	27,552	1,554,272
†Nokia	2,696	14,869
		1,576,095
France–2.50%
Alstom	70,056	2,657,415
Arkema	21,231	2,799,665
BNP Paribas	20,107	1,286,459
Cie de Saint-Gobain	31,015	2,087,217
Cie Generale des Etablissements Michelin	86	13,187
Creditricole	1,754	24,109
Danone	38,430	2,620,077
Electricite de France	3,472	43,630
EssilorLuxottica	14,565	2,783,270
Faurecia	3	142
Kering	1,039	737,961
LVMH Moet Hennessy Louis Vuitton	4,392	3,145,830
Orange	4,144	44,817
Pernod Ricard	278	61,289
Safran	29,067	3,676,412
Sartorius Stedim Biotech	13	7,264
Schneider Electric	904	150,565
Societe Generale	17,560	549,889
STMicroelectronics	6,326	276,204
Total	606	28,966
†Worldline	123	9,376
		23,003,744
Germany–3.37%
Adidas	11,151	3,504,273
Allianz	16,264	3,643,877
†Auto1 Group	38,972	1,425,171
BASF	584	44,273
Bayerische Motoren Werke	904	85,861
Daimler	52,590	4,640,104
Deutsche Boerse	732	118,779
Deutsche Post	312	19,565
Deutsche Telekom	232,649	4,665,588
Evonik Industries	608	19,065
Fresenius & Co.	379	18,141
Fresenius Medical Care & Co.	493	34,581
Infineon Technologies	25,430	1,040,041
Puma	17,846	1,983,852
SAP	479	64,775
Siemens	41,201	6,738,465
Siemens Healthineers	280	18,160
Vantage Towers	88,109	2,992,430
†Vitesco Technologies Group	9	520
		31,057,521
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greenland–0.07%
Ferguson	4,409	$ 612,066
		612,066
Hong Kong–0.49%
AIA Group	323,000	3,715,921
=†Brilliance China Automotive Holdings	8,000	2,569
China Construction Bank Class H	139,000	99,202
China National Building Material Class H	84,000	112,994
China Resources Cement Holdings	24,000	23,069
CLP Holdings	11,500	110,727
Dongfeng Motor Group Class H	52,000	46,306
Guangzhou Automobile Group Class H	12,000	10,545
Hang Lung Properties	115,000	262,091
Hong Kong & China Gas	4,000	6,043
Hysan Development	26,000	84,667
Jardine Matheson Holdings	300	15,857
Nine Dragons Paper Holdings	16,000	19,530
Sun Art Retail Group	30,500	14,103
		4,523,624
India–0.22%
HCL Technologies	7,433	127,487
Indian Oil	24,923	41,824
†InterGlobe Aviation	5,484	149,021
Reliance Industries	53,353	1,711,553
Tata Consultancy Services	711	36,032
		2,065,917
Indonesia–0.03%
Bank Central Asia	119,500	291,068
		291,068
Ireland–0.08%
Accenture Class A	277	88,618
Medtronic	1,239	155,308
Trane Technologies	2,983	515,015
		758,941
Israel–0.03%
†✧✧ION Acquisition	14,180	142,084
†SimilarWeb	6,028	126,166
		268,250
Italy–1.01%
Assicurazioni Generali	9,008	190,782
Enel	452,665	3,474,302
Eni	1,750	23,337

LVIP BlackRock Global Allocation Fund–3

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Ferrari	3,083	$ 643,421
Intesa Sanpaolo	1,743,297	4,935,246
		9,267,088
Japan–1.38%
Aisin Seiki	1,900	68,850
Asahi Kasei	2,000	21,432
Astellas Pharma	6,600	108,630
Chugai Pharmaceutical	1,100	40,253
Daifuku	4,000	375,143
Disco	1,800	504,158
Eisai	100	7,491
Fanuc	3,300	723,564
Fujitsu	200	36,142
GMO Payment Gateway	3,300	416,663
Honda Motor	1,300	39,967
Hoya	22,100	3,448,014
Japan Post Bank	2,100	18,013
Kao	2,000	119,027
Keyence	2,313	1,380,563
Kirin Holdings	3,000	55,680
Kose	6,700	801,288
Mitsubishi Electric	7,300	101,452
Mitsui & Co.	500	10,933
Mizuho Financial Group	5,500	77,809
NEC	2,200	119,220
Nexon	1,100	17,656
Nidec	500	55,120
Nippon Paint Holdings	3,800	41,383
†Nissan Motor	5,700	28,486
Nomura Holdings	25,100	123,741
Olympus	2,600	56,909
Ono Pharmaceutical	1,300	29,645
Oracle	1,300	114,200
Oriental Land	5,200	841,234
Panasonic	2,500	30,988
Recruit Holdings	23,455	1,433,706
Seven & i Holdings	500	22,762
Softbank	1,700	23,060
SoftBank Group	400	23,114
Sony	8,800	976,964
Sumitomo	1,400	19,722
Sumitomo Mitsui Trust Holdings	1,000	34,440
Suntory Beverage & Food	200	8,291
Suzuki Motor	900	40,211
Toshiba	200	8,418
Toyota Motor	2,500	44,543
Z Holdings	42,600	272,642
		12,721,527
Macau–0.00%
†Sands China	8,800	18,009
		18,009
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico–0.00%
Grupo Bimbo Class A	12,384	$ 34,803
		34,803
Netherlands–2.29%
†Adyen	1,106	3,091,670
Akzo Nobel	21,514	2,350,719
ASML Holding	7,350	5,490,878
Heineken Holding	265	23,075
ING Groep	405,088	5,889,372
Koninklijke Ahold Delhaize	1,667	55,508
Koninklijke Philips	654	29,055
NXP Semiconductors	17,081	3,345,655
Prosus	655	52,427
†QIAGEN	12,928	668,119
Royal Dutch Shell Class A	2,328	51,773
Royal Dutch Shell Class B	1,409	31,219
Stellantis	1,840	35,017
		21,114,487
New Zealand–0.00%
†Xero	72	7,065
		7,065
Norway–0.01%
†LINK Mobility Group Holding	25,857	100,221
		100,221
Poland–0.04%
†InPost	21,699	360,061
Polski Koncern Naftowy ORLEN	1,351	27,834
		387,895
Portugal–0.02%
Jeronimo Martins	9,539	190,162
		190,162
Republic of Korea–0.70%
Amorepacific	10,726	1,604,388
†Cano Health	9,494	39,210
Hana Financial Group	1,208	46,957
Kakao	12,598	1,238,990
KB Financial Group	1,045	48,600
Kia Motors	70	4,728
†Krafton	307	130,164
LG Chem	2,191	1,421,017
LG Electronics	81	8,611
LG Household & Health Care	13	14,657
Lotte Chemical	80	16,102
NCSoft	274	138,796
POSCO	731	201,287

LVIP BlackRock Global Allocation Fund–4

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†Samsung Biologics	47	$ 34,488
Samsung Electronics	920	57,035
Samsung Fire & Marine Insurance	138	27,268
Samsung SDI	2,183	1,302,639
SK Hynix	217	18,577
†SK Innovation	233	51,297
		6,404,811
Saudi Arabia–0.00%
Dr Sulaiman Al Habib Medical Services Group	257	11,907
		11,907
Singapore–0.07%
DBS Group Holdings	14,100	312,437
United Overseas Bank	16,000	302,681
		615,118
South Africa–0.01%
AngloGold Ashanti	238	3,813
Impala Platinum Holdings	3,931	44,302
Kumba Iron Ore	1,121	36,830
		84,945
Spain–0.43%
Cellnex Telecom	61,739	3,811,769
Endesa	2,797	56,408
Iberdrola	8,651	87,033
		3,955,210
Sweden–1.01%
ArcelorMittal	13,731	420,342
Atlas Copco Class A	11,170	674,508
Atlas Copco Class B	313	15,909
Epiroc Class A	19,095	396,976
EQT	406	16,859
†Hennes & Mauritz Class B	4,046	81,897
Hexagon Class B	67,158	1,038,799
Sandvik	122,770	2,804,841
Svenska Handelsbanken Class A	4,800	53,757
Swedbank Class A	19,706	397,365
Volvo Class A	378	8,541
Volvo Class B	150,666	3,363,841
		9,273,635
Switzerland–0.90%
ABB	14,191	474,715
Alcon	5,696	458,357
Cie Financiere Richemont Class A	5,316	551,174
Kuehne + Nagel International	212	72,377
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
LafargeHolcim	1,528	$ 73,627
Lonza Group	1,212	909,133
Nestle	5,972	719,566
Novartis	680	55,759
†On Holding Class A	1,776	53,511
Partners Group Holding	21	32,773
Roche Holding	63	22,993
SGS	15	43,663
Sika	3,425	1,082,892
Straumann Holding	449	805,264
TE Connectivity	21,143	2,901,242
Zurich Insurance Group	30	12,268
		8,269,314
Taiwan–1.00%
ASE Technology Holding	4,000	15,475
Asustek Computer	2,000	23,228
Cathay Financial Holding	81,000	167,004
Chunghwa Telecom	49,000	194,114
Evergreen Marine Taiwan	7,000	31,098
Formosa Chemicals & Fibre	44,000	131,635
Formosa Plastics	39,000	157,676
Fubon Financial Holding	100,500	274,650
Hon Hai Precision Industry	48,000	179,165
MediaTek	4,000	128,750
Nan Ya Plastics	53,000	173,249
Nanya Technology	6,000	14,011
Novatek Microelectronics	6,000	87,173
Taiwan Semiconductor Manufacturing	349,000	7,218,047
Uni-President Enterprises	74,000	180,793
United Microelectronics	15,000	34,001
Yageo	14,000	219,433
		9,229,502
Thailand–0.11%
Intouch Holdings Class F	98,500	234,351
†Sea ADR	2,400	764,952
		999,303
United Arab Emirates–0.00%
=†NMC Health	41,894	0
		0
United Kingdom–3.17%
†Alphawave IP Group	93,371	291,875
Anglo American	17,897	627,266
AstraZeneca	41,833	5,041,618
AstraZeneca ADR	108	6,487
Auto Trader Group	44,380	349,990
Barclays	9,902	25,161
Berkeley Group Holdings	8,436	492,626
BHP Group	27,757	699,319

LVIP BlackRock Global Allocation Fund–5

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
BP	4,603	$ 20,966
BP ADR	29,424	804,158
British American Tobacco	673	23,524
†Capri Holdings	14,441	699,089
Coca-Cola European Partners	233	12,883
†Compass Group	113,046	2,311,923
Diageo	3,301	159,818
Experian	414	17,343
†Genius Sports	15,651	292,048
GlaxoSmithKline	3,326	62,772
Legal & General Group	20,104	75,532
†Linde	1,988	583,239
Lloyds Banking Group	10,133,472	6,307,283
London Stock Exchange Group	135	13,528
National Grid	2,375	28,300
Reckitt Benckiser Group	105	8,249
RELX (London Stock Exchange)	1,226	35,292
Rio Tinto	9,771	640,510
Royal Bank of Scotland Group	9,116	27,483
Spirax-Sarco Engineering	2,524	507,843
†THG Holdings	408,426	2,790,088
Unilever	87,270	4,724,652
Vodafone Group	1,012,424	1,540,597
		29,221,462
United States–42.80%
3M	94	16,489
Abbott Laboratories	54,954	6,491,716
AbbVie	51,133	5,515,717
†Adobe	427	245,832
Advance Auto Parts	2,834	591,994
†Advanced Micro Devices	377	38,793
Agilent Technologies	925	145,715
Air Products & Chemicals	14,240	3,647,006
†Airbnb Class A	3,526	591,486
†Align Technology	26	17,301
†Alnylam Pharmaceuticals	4,455	841,149
†Alphabet Class A	140	374,293
†Alphabet Class C	6,253	16,666,183
†Altair Engineering Class A	11,024	759,995
†§AltC Acquisition Class A	27,448	269,539
†Amazon.com	3,575	11,744,018
American Electric Power	313	25,409
American Express	96	16,083
American Tower	23,916	6,347,546
American Water Works	3,382	571,693
Ameriprise Financial	41	10,829
Analog Devices	80	13,398
Anthem	8,984	3,349,235
Aon Class A	78	22,290
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Apple	113,290	$ 16,030,535
Applied Materials	27,557	3,547,413
†Aptiv	14,460	2,154,106
Aramark	2,479	81,460
†Autodesk	11,704	3,337,630
†AutoZone	25	42,450
Bank of America	172,101	7,305,687
Bank of New York Mellon	1,056	54,743
Bath & Body Works	12,647	797,140
Baxter International	1,503	120,886
Becton Dickinson & Co.	282	69,321
†Berkshire Hathaway Class B	2,667	727,931
Best Buy	4,528	478,655
†Biogen	62	17,545
Blackstone	63	7,329
†Blend Labs Class A	34,219	461,272
†Booking Holdings	4	9,495
†Boston Scientific	153,463	6,658,760
†Bright Horizons Family Solutions	1,059	147,646
Bristol-Myers Squibb	63,129	3,735,343
Broadcom	62	30,066
Brookfield Renewable	399	15,499
Brown-Forman Class B	517	34,644
†Cadence Design Systems	3,809	576,835
†California Resources	16,270	667,070
Capital One Financial	39,227	6,353,597
Carrier Global	12,721	658,439
†Centene	193	12,026
Cerner	1,990	140,335
Charles Schwab	78,090	5,688,076
†Charter Communications Class A	5,461	3,973,205
Cigna	954	190,953
Cintas	22	8,375
Citigroup	243	17,054
CME Group	3,325	642,988
Cognizant Technology Solutions Class A	493	36,586
Colgate-Palmolive	189	14,285
Comcast Class A	118,254	6,613,946
ConocoPhillips	102,417	6,940,800
Consolidated Edison	147	10,671
Constellation Brands Class A	1,293	272,422
Corteva	1,774	74,650
Costco Wholesale	12,365	5,556,213
†Crowdstrike Holdings Class A	7,643	1,878,497
Crown Castle International	998	172,973
CSX	384	11,420
Danaher	772	235,028

LVIP BlackRock Global Allocation Fund–6

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Danimer Scientific	5,201	$ 84,984
†Datadog Class A	2,748	388,430
Deere & Co.	1,632	546,834
†Dell Technologies Class C	25,972	2,702,127
†Delta Air Lines	11,387	485,200
Devon Energy	11,585	411,383
†DexCom	1,744	953,724
Diamondback Energy	1,137	107,640
†Diversey Holdings	101,587	1,629,455
†DocuSign	210	54,060
†Dollar Tree	340	32,545
Dominion Energy	99	7,229
Dow	974	56,063
DR Horton	43,972	3,692,329
Duke Energy	179	17,469
†Dynatrace	9,830	697,635
Eaton	1,065	159,015
†Edwards Lifesciences	22,329	2,527,866
Electronic Arts	220	31,295
Eli Lilly & Co.	111	25,647
Emerson Electric	1,939	182,654
Energy Transfer	36,266	347,428
†EPAM Systems	532	303,495
†EQT	186,945	3,824,895
Equity Residential	564	45,639
Estee Lauder Class A	1,100	329,923
Eversource Energy	240	19,622
†EVgo	5,230	9,362
†Expedia Group	3,215	526,938
Exxon Mobil	1,850	108,817
†Facebook Class A	11,630	3,947,106
†Fair Isaac	1,044	415,439
FedEx	2,590	567,961
Fidelity National Information Services	570	69,358
†Fiserv	304	32,984
†Ford Motor	61,085	864,964
†Fortinet	3,819	1,115,301
Fortive	75,423	5,322,601
Fortune Brands Home & Security	5,099	455,953
Freeport-McMoRan	142,389	4,631,914
†Frontier Communications Parent	15,092	420,614
†Generac Holdings	868	354,726
Gilead Sciences	148	10,338
Global Payments	15,111	2,381,191
Goldman Sachs Group	72	27,218
†Green Plains	10,410	339,887
HCA Healthcare	194	47,088
†✧✧Highland Transcend Partners I	29,088	303,970
†Hilton Worldwide Holdings	9,209	1,216,601
Home Depot	15,346	5,037,478
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Honeywell International	69	$ 14,647
Hormel Foods	891	36,531
HP	2,551	69,795
Humana	105	40,861
†IDEXX Laboratories	207	128,733
IHS Markit	558	65,074
Illinois Tool Works	353	72,940
†Illumina	382	154,943
†Insulet	567	161,158
Intel	1,652	88,019
Intercontinental Exchange	133	15,271
International Flavors & Fragrances	17,024	2,276,449
International Paper	1,372	76,722
Intuit	118	63,662
†Intuitive Surgical	2,654	2,638,474
†IQVIA Holdings	702	168,157
=†πJawbone Health Hub	32,637	0
Johnson & Johnson	55,311	8,932,726
Johnson Controls International	8,121	552,878
JPMorgan Chase & Co.	6,690	1,095,086
Keurig Dr Pepper	311	10,624
†Khosla Ventures Acquisition	28,257	278,897
KLA	44	14,718
Kroger	2,563	103,622
Lam Research	209	118,952
†Las Vegas Sands	13,295	486,597
†Latch	11,942	39,409
†Liberty Broadband Class A	162	27,273
†Liberty Broadband Class C	240	41,448
†✱Liberty Media Acquisition	55,364	571,910
†Liberty Media-Liberty SiriusXM Class A	32,757	1,545,148
†Liberty Media-Liberty SiriusXM Class C	45,435	2,156,799
†Lions Gate Entertainment Class A	6,621	93,952
†Live Nation Entertainment	5,947	541,950
Lockheed Martin	96	33,130
=†πLookout	8,011	87,961
Lowe's Companies	18,801	3,813,971
LyondellBasell Industries Class A	313	29,375
ManpowerGroup	2,636	285,426
†Marqeta Class A	14,120	312,334
Marsh & McLennan	32,849	4,974,324
Masco	66,347	3,685,576
†Masimo	2,504	677,858
Mastercard Class A	18,227	6,337,163
McDonald's	19,547	4,712,977
†Medallia	36,685	1,242,521
Merck & Co.	700	52,577

LVIP BlackRock Global Allocation Fund–7

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Micron Technology	50,838	$ 3,608,481
Microsoft	74,841	21,099,175
†Moderna	2,540	977,544
†MongoDB	1,602	755,359
†Monster Beverage	2,424	215,324
Moody's	44	15,625
Morgan Stanley	46,941	4,567,829
†Netflix	98	59,813
†New Relic	5,223	374,855
Newmont	204	11,077
NextEra Energy	88,308	6,933,944
NIKE Class B	4,249	617,082
Northern Trust	1,304	140,584
NVIDIA	19,532	4,046,249
†Offerpad Solutions	7,325	12,819
†Okta	3,059	726,023
Oracle	254	22,131
†O'Reilly Automotive	702	428,964
Organon & Co.	241	7,902
Otis Worldwide	1,640	134,939
Ovintiv	3,177	104,460
†Palo Alto Networks	2,370	1,135,230
Parker-Hannifin	9,928	2,776,067
†PayPal Holdings	15,191	3,952,850
†Peloton Interactive Class A	23,221	2,021,388
†Penn National Gaming	7,557	547,580
PepsiCo	3,827	575,619
Pfizer	642	27,612
Philip Morris International	226	21,423
†Pinterest Class A	1,157	58,949
†Playtika Holding	99,444	2,747,638
PPG Industries	22,105	3,161,236
Procter & Gamble	78	10,904
Progressive	185	16,722
Prologis	932	116,901
Public Storage	75	22,283
†PubMatic Class A	6,307	166,189
†PVH	5,911	607,592
QUALCOMM	5,329	687,334
Quest Diagnostics	4,819	700,249
†Regeneron Pharmaceuticals	1,627	984,628
ResMed	2,597	684,439
†RingCentral Class A	1,106	240,555
Robert Half International	3,499	351,055
Rockwell Automation	394	115,852
†Roku	20	6,267
Ross Stores	123	13,389
S&P Global	28	11,897
†salesforce.com	25,277	6,855,628
†Sarcos Technology and Robotics Class A	27,641	21,560
SBA Communications	360	119,005
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Schlumberger	592	$ 17,547
†Seagen	5,468	928,466
Sempra Energy	40,291	5,096,811
†Sensata Technologies Holding	2,923	159,947
†ServiceNow	7,452	4,637,156
Sherwin-Williams	59	16,504
†SmartRent	35,563	463,030
†Snap Class A	75	5,540
†Sonos	25,672	830,746
Southern	325	20,140
†Southwest Airlines	463	23,812
†Splunk	3,579	517,917
Stanley Black & Decker	495	86,778
Starbucks	527	58,133
Starwood Property Trust	18,034	440,210
State Street	340	28,805
Stryker	1,757	463,356
†Synopsys	71	21,258
Sysco	399	31,322
†Tesla	274	212,482
Thermo Fisher Scientific	10,558	6,032,102
TJX	62,577	4,128,830
†T-Mobile	356	45,483
†Toast Class A	6,170	308,192
Toll Brothers	9,304	514,418
†TransDigm Group	1,515	946,224
†Twilio Class A	2,843	907,059
†Twitter	241	14,554
†Uber Technologies	2,840	127,232
†Ulta Beauty	868	313,279
Union Pacific	107	20,973
United Parcel Service Class B	33,637	6,125,298
†United Rentals	1,502	527,097
United States Steel	12,977	285,105
UnitedHealth Group	23,226	9,075,327
US Bancorp	8,475	503,754
†Vail Resorts	245	81,842
Valero Energy	46,843	3,305,711
†VeriSign	3,759	770,633
Verisk Analytics	3,193	639,462
Verizon Communications	4,421	238,778
†Vertex Pharmaceuticals	353	64,031
Vertiv Holdings	166,878	4,020,091
VF	2,538	170,021
†Victoria's Secret & Co.	6,722	371,458
Visa Class A	220	49,005
†VMware Class A	26,503	3,940,996
Vulcan Materials	24,456	4,136,977
Walmart	17,148	2,390,088
†Walt Disney	39,909	6,751,406
Waste Connections	115	14,482
Wells Fargo & Co.	11,155	517,704

LVIP BlackRock Global Allocation Fund–8

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Welltower	221	$ 18,210
†Western Digital	12,598	711,031
Weyerhaeuser	14,845	528,037
Williams-Sonoma	9,869	1,750,070
Willis Towers Watson	515	119,717
†WillScot Mobile Mini Holdings	2,616	82,980
†Workday Class A	2,231	557,505
†Wynn Resorts	7,248	614,268
Xcel Energy	433	27,063
Xilinx	4,936	745,287
Yum! Brands	781	95,524
Zimmer Biomet Holdings	2,459	359,899
Zoetis	3,238	628,625
†Zoom Video Communications Class A	358	93,617
†Zscaler	4,218	1,106,044
		394,180,391
Uruguay–0.00%
†Globant	19	5,339
		5,339
Total Common Stock (Cost $451,181,644)		610,736,302
CONVERTIBLE PREFERRED STOCKS–0.67%
United States–0.67%
2020 Cash Mandatory Exchangeable Trust	1,323	1,499,316
Aptiv	5,228	880,918
Becton Dickinson & Co.	19,490	1,052,070
Boston Scientific	3,446	401,114
=†πGrand Rounds	128,303	363,098
=†πGrand Rounds	209,114	595,975
=†πLookout	93,593	1,027,651
Wells Fargo & Co.	226	334,932
Total Convertible Preferred Stocks (Cost $4,830,248)		6,155,074
PREFERRED STOCKS–0.33%
Brazil–0.02%
Itau Unibanco Holding	27,368	145,540
		145,540
Germany–0.23%
Bayerische Motoren Werke	228	17,295
Porsche Automobil Holding	4,549	449,852
Sartorius	33	21,008
Volkswagen	7,466	1,664,191
		2,152,346
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
United States–0.08%
•Citigroup Capital XIII 6.50% (LIBOR03M + 6.37%) 10/30/40	24,284	$ 673,881
•GMAC Capital Trust I 5.91% (LIBOR03M + 5.79%) 2/15/40	1,939	48,940
		722,821
Total Preferred Stocks (Cost $3,407,342)		3,020,707
WARRANTS–0.00%
Cayman Islands–0.00%
†Hedosophia European Growth exp 5/13/27 exercise price EUR 11.5000	9,210	10,669
		10,669
Switzerland–0.00%
†Cie Financiere Richemont exp 11/23/22 exercise price CHF 67.0000	174	82
		82
United States–0.00%
†Austerlitz Acquisition I exp 2/19/26 exercise price USD 11.5000	1,280	2,163
†Hippo Holdings exp 12/31/27 exercise price USD 11.5000	4,587	4,222
†TPG Pace Beneficial Finance exp 10/09/27 exercise price USD 11.5000	2,340	4,633
†Volta exp 6/14/27 exercise price USD 11.5000	5,390	13,798
		24,816
Total Warrants (Cost $45,313)		35,567

	Principal Amount°
CONVERTIBLE BOND–0.00%
India–0.00%
‡REI Agro 5.50%, excercise price $5.5000 11/13/14	599,000	5,756
Total Convertible Bond (Cost $6)		5,756
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.07%
United States–0.07%
•Fannie Mae-Aces 3.82% 9/25/30	83,000	96,381

LVIP BlackRock Global Allocation Fund–9

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
*♦•0.94% 5/25/29	2,057,789	$ 103,525
*♦•1.13% 10/25/30	1,726,767	137,215
*♦1.36% 12/25/29	307,423	27,405
*♦•1.53% 7/25/30	278,921	29,643
*♦•1.64% 3/25/53	1,289,692	142,339
*♦•1.70% 4/25/30	549,056	63,581
*♦•1.81% 4/25/30	479,407	58,968
Total Agency Commercial Mortgage-Backed Securities (Cost $662,136)		659,057
AGENCY MORTGAGE-BACKED SECURITY–3.06%
United States–3.06%
Fannie Mae S.F. 30 yr TBA 2.50% 10/14/51	27,309,909	28,158,010
Total Agency Mortgage-Backed Security (Cost $28,253,666)		28,158,010
ΔCORPORATE BONDS–5.07%
Argentina–0.01%
Genneia 8.75% 9/2/27	78,100	74,742
		74,742
Armenia–0.02%
DAE Funding 3.38% 3/20/28	200,000	206,104
		206,104
Australia–0.44%
=@Quintis Australia Pty (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28	2,006,979	2,006,979
=@Quintis Australia Pty (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26	2,073,352	2,073,352
		4,080,331
Bahrain–0.02%
Oil and Gas Holding 7.63% 11/7/24	200,000	219,117
		219,117
Brazil–0.06%
@Oi 10.00% 7/27/25	88,000	82,601
Rumo Luxembourg 5.88% 1/18/25	200,000	207,002
Suzano Austria
3.13% 1/15/32	60,000	57,945
3.75% 1/15/31	95,000	97,589
Vale Overseas 3.75% 7/8/30	90,000	93,235
		538,372
Canada–0.06%
Bombardier 7.13% 6/15/26	76,000	79,800
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Canada (continued)
Brookfield Residential Properties
5.00% 6/15/29		70,000	$ 71,578
6.25% 9/15/27		13,000	13,667
First Quantum Minerals 6.88% 10/15/27		200,000	211,500
Mattamy Group 4.63% 3/1/30		160,000	163,497
			540,042
Cayman Islands–0.03%
Sable International Finance 5.75% 9/7/27		215,000	225,750
			225,750
Chile–0.02%
VTR Comunicaciones 4.38% 4/15/29		200,000	206,000
			206,000
Colombia–0.02%
@Avianca Holdings 9.00% 3/31/22		432	433
Empresas Publicas de Medellin ESP 4.25% 7/18/29		200,000	199,150
			199,583
Cyprus–0.02%
ASG Finance Designated Activity 7.88% 12/3/24		200,000	197,000
			197,000
Germany–0.25%
•APCOA Parking Holdings 5.00% (EURIBOR03M + 5.00%) 1/15/27	EUR	475,000	555,718
μDeutsche Bank 3.73% 1/14/32		200,000	206,497
Douglas GmbH 6.00% 4/8/26	EUR	590,000	693,814
@Kirk Beauty 8.25% 10/1/26	EUR	294,000	344,701
KME SE 6.75% 2/1/23	EUR	426,000	466,554
			2,267,284
Greece–0.07%
Ellaktor Value 6.38% 12/15/24	EUR	545,000	619,180
			619,180
Guatemala–0.02%
Energuate Trust 5.88% 5/3/27		200,000	206,752
			206,752
India–0.02%
Muthoot Finance 6.13% 10/31/22		200,000	206,150
			206,150

LVIP BlackRock Global Allocation Fund–10

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Indonesia–0.03%
Pertamina Persero PT 3.65% 7/30/29		213,000	$ 227,724
			227,724
Israel–0.03%
μBank Leumi Le-Israel BM 3.28% 1/29/31		200,000	204,750
Leviathan Bond 5.75% 6/30/23		43,494	45,233
			249,983
Italy–0.05%
Marcolin 6.13% 11/15/26	EUR	366,000	434,716
			434,716
Luxembourg–0.20%
Garfunkelux Holdco 3
6.75% 11/1/25	EUR	190,000	229,748
7.75% 11/1/25	GBP	323,000	454,612
Herens Midco 5.25% 5/15/29	EUR	426,000	478,653
Picard Bondcoguar 5.38% 7/1/27	EUR	300,000	349,465
Sani/Ikos Financial Holdings 1 5.63% 12/15/26	EUR	281,000	332,006
			1,844,484
Mexico–0.09%
Alfa 6.88% 3/25/44		200,000	266,000
μBBVA Bancomer SA/Texas 5.13% 1/18/33		200,000	208,500
Controladora Mabe 5.60% 10/23/28		200,000	232,502
Petroleos Mexicanos 6.50% 3/13/27		133,000	140,463
			847,465
Netherlands–0.06%
μBraskem Netherlands Finance 8.50% 1/23/81		200,000	229,000
Petrobras Global Finance
5.30% 1/27/25		34,000	37,992
6.00% 1/27/28		57,000	64,296
Titan Holdings II 5.13% 7/15/29	EUR	220,000	258,645
			589,933
Panama–0.01%
=Avianca Holdings 9.00% 8/27/26		50,000	49,800
Carnival 11.50% 4/1/23		27,000	30,139
			79,939
Peru–0.02%
Inkia Energy 5.88% 11/9/27		200,000	208,180
			208,180
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Saudi Arabia–0.03%
Saudi Arabian Oil 2.25% 11/24/30		276,000	$ 270,097
			270,097
South Africa–0.02%
SASOL Financing 6.50% 9/27/28		200,000	220,700
			220,700
United Arab Emirates–0.02%
μNBK Tier 1 Financing 3.63% 8/24/26		200,000	199,304
Shelf Drilling Holdings 8.88% 11/15/24		20,000	20,500
			219,804
United Kingdom–0.30%
Algeco Global Finance 6.50% 2/15/23	EUR	1,103,000	1,298,422
Constellation Automotive Financing 4.88% 7/15/27	GBP	124,000	165,758
Deuce Finco 5.50% 6/15/27	GBP	511,000	696,313
Inspired Entertainment Financing 7.88% 6/1/26	GBP	263,000	363,225
Wheel Bidco 6.75% 7/15/26	GBP	145,000	196,105
			2,719,823
United States–3.15%
Acadia Healthcare
5.00% 4/15/29		26,000	27,073
5.50% 7/1/28		30,000	31,536
Affinity Gaming 6.88% 12/15/27		98,000	103,069
Air Lease 3.13% 12/1/30		180,000	184,403
AMC Networks
4.75% 8/1/25		17,000	17,425
5.00% 4/1/24		8,000	8,090
AMN Healthcare 4.00% 4/15/29		32,000	32,960
Aramark Services 5.00% 2/1/28		20,000	20,550
Ashton Woods USA 4.63% 8/1/29		50,000	50,486
Avantor Funding 4.63% 7/15/28		78,000	82,095
Avaya 6.13% 9/15/28		210,000	220,809
Aviation Capital Group 1.95% 9/20/26		145,000	143,462
μBank of America 2.69% 4/22/32		173,000	176,161
Bausch Health Companies 4.88% 6/1/28		61,000	63,211
Blue Racer Midstream 7.63% 12/15/25		39,000	42,169
Bristow Group 6.88% 3/1/28		160,000	166,483

LVIP BlackRock Global Allocation Fund–11

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Broadcom 1.95% 2/15/28	47,000	$ 46,408
Buckeye Partners
4.13% 3/1/25	222,000	230,050
4.35% 10/15/24	45,000	47,250
Caesars Entertainment
4.63% 10/15/29	74,000	74,925
6.25% 7/1/25	482,000	507,429
8.13% 7/1/27	308,000	346,261
Caesars Resort Collection 5.75% 7/1/25	98,000	103,314
Carrier Global 3.58% 4/5/50	168,000	178,491
Carrols Restaurant Group 5.88% 7/1/29	55,000	51,769
Cedar Fair
5.25% 7/15/29	11,000	11,275
5.38% 4/15/27	11,000	11,303
Centene
2.45% 7/15/28	317,000	318,585
2.63% 8/1/31	212,000	210,567
4.25% 12/15/27	53,000	55,472
Centennial Resource Production 5.38% 1/15/26	10,000	9,813
Charter Communications Operating
2.80% 4/1/31	264,000	264,596
3.90% 6/1/52	196,000	195,230
Cheniere Energy 4.63% 10/15/28	81,000	85,354
Cheniere Energy Partners
3.25% 1/31/32	23,000	23,076
5.63% 10/1/26	24,000	24,660
Chesapeake Energy
5.50% 2/1/26	180,000	188,100
5.88% 2/1/29	33,000	35,259
Churchill Downs 5.50% 4/1/27	13,000	13,488
μCitigroup
2.56% 5/1/32	128,000	129,259
4.41% 3/31/31	226,000	260,953
Clean Harbors 4.88% 7/15/27	11,000	11,413
CommScope Technologies 6.00% 6/15/25	125,000	126,562
CrownRock 5.63% 10/15/25	20,000	20,469
CSC Holdings
3.38% 2/15/31	200,000	186,000
4.13% 12/1/30	380,000	372,875
4.63% 12/1/30	609,000	577,317
Darling Ingredients 5.25% 4/15/27	11,000	11,445
DaVita
3.75% 2/15/31	544,000	529,720
4.63% 6/1/30	305,000	313,726
Directv Financing 5.88% 8/15/27	30,000	31,313
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Emergent BioSolutions 3.88% 8/15/28	15,000	$ 14,588
Endeavor Energy Resources
5.50% 1/30/26	11,000	11,466
5.75% 1/30/28	18,000	18,945
Equinix 2.50% 5/15/31	78,000	78,531
Forestar Group
3.85% 5/15/26	68,000	67,915
5.00% 3/1/28	457,000	471,852
Fresh Market 9.75% 5/1/23	124,000	127,720
Frontier Communications
5.00% 5/1/28	191,000	200,550
5.88% 10/15/27	80,000	85,000
6.75% 5/1/29	306,000	322,447
Frontier North 6.73% 2/15/28	70,000	75,075
Full House Resorts 8.25% 2/15/28	31,000	33,325
GCI 4.75% 10/15/28	54,000	56,689
General Motors Financial 2.70% 8/20/27	327,000	339,730
Genesis Energy 8.00% 1/15/27	45,000	45,562
μGoldman Sachs Group 2.62% 4/22/32	366,000	370,425
Great Western Petroleum 12.00% 9/1/25	44,000	44,673
HCA
3.50% 9/1/30	154,000	163,146
5.38% 2/1/25	171,000	191,092
5.88% 2/1/29	17,000	20,429
Hilton Domestic Operating 3.63% 2/15/32	524,000	516,140
Hilton Worldwide Finance 4.88% 4/1/27	13,000	13,439
Hologic 3.25% 2/15/29	321,000	321,152
Howard Hughes
4.13% 2/1/29	132,000	132,165
4.38% 2/1/31	145,000	145,857
5.38% 8/1/28	247,000	260,276
iHeartCommunications
5.25% 8/15/27	14,000	14,547
6.38% 5/1/26	15,103	15,936
Iron Mountain
4.50% 2/15/31	388,000	393,548
5.25% 7/15/30	204,000	216,491
Jaguar Holding 5.00% 6/15/28	26,000	27,985
JBS USA Finance
6.50% 4/15/29	33,000	36,877
6.75% 2/15/28	21,000	22,759
Joseph T Ryerson & Son 8.50% 8/1/28	22,000	24,393
Lamb Weston Holdings 4.88% 11/1/26	18,000	18,441
Legends Hospitality Holding 5.00% 2/1/26	17,000	17,425

LVIP BlackRock Global Allocation Fund–12

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Level 3 Financing
3.63% 1/15/29	336,000	$ 325,500
4.25% 7/1/28	655,000	660,063
Lions Gate Capital Holdings 5.50% 4/15/29	37,000	38,249
LogMeIn 5.50% 9/1/27	60,000	61,050
Lumen Technologies
5.13% 12/15/26	235,000	243,812
5.38% 6/15/29	227,000	231,622
Marriott Ownership Resorts 6.13% 9/15/25	257,000	271,456
Masonite International 5.38% 2/1/28	9,000	9,477
Meritor 4.50% 12/15/28	3,000	3,008
MGM Growth Properties Operating Partnership
3.88% 2/15/29	125,000	133,125
5.63% 5/1/24	24,000	26,100
Midwest Gaming Borrower 4.88% 5/1/29	168,000	171,150
Molina Healthcare 3.88% 11/15/30	48,000	50,160
•Morgan Stanley 3.74% (LIBOR03M + 3.61%) 1/15/22	382,000	385,438
Mozart Debt Merger 3.88% 4/1/29	439,000	439,000
MPT Operating Partnership 5.00% 10/15/27	30,000	31,613
Nationstar Mortgage Holdings
5.13% 12/15/30	44,000	44,097
5.50% 8/15/28	79,000	81,370
New Albertsons 3.50% 3/15/29	424,000	423,141
New Home 7.25% 10/15/25	99,000	104,175
Nexstar Media 4.75% 11/1/28	121,000	125,521
NRG Energy
5.25% 6/15/29	13,000	13,829
5.75% 1/15/28	18,000	19,148
NuStar Logistics 5.75% 10/1/25	318,000	342,645
ONEOK Partners 4.90% 3/15/25	354,000	392,558
Oracle 3.95% 3/25/51	174,000	183,504
Outfront Media Capital 5.00% 8/15/27	12,000	12,308
Pacific Gas and Electric
2.10% 8/1/27	165,000	161,025
4.50% 7/1/40	122,500	125,041
Park Intermediate Holdings
4.88% 5/15/29	240,000	247,014
5.88% 10/1/28	37,000	39,122
Parsley Energy 5.63% 10/15/27	15,000	16,027
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Party City Holdings 8.75% 2/15/26	70,000	$ 73,237
Peninsula Pacific Entertainment 8.50% 11/15/27	91,000	97,711
PG&E
5.00% 7/1/28	388,000	395,275
5.25% 7/1/30	41,000	41,974
Pilgrim's Pride 5.88% 9/30/27	19,000	20,202
Pitney Bowes
6.88% 3/15/27	235,000	247,337
7.25% 3/15/29	200,000	210,250
Playtika Holding 4.25% 3/15/29	75,000	75,239
μPrudential Financial
5.63% 6/15/43	189,000	201,158
5.88% 9/15/42	285,000	296,437
Radiate Holdco 4.50% 9/15/26	90,000	92,925
Rattler Midstream 5.63% 7/15/25	50,000	52,065
Renewable Energy Group 5.88% 6/1/28	36,000	37,215
Rite Aid 7.50% 7/1/25	27,000	26,994
Rocket Mortgage
3.63% 3/1/29	407,000	411,579
3.88% 3/1/31	312,000	314,730
5.25% 1/15/28	17,000	18,318
Sabre GLBL 9.25% 4/15/25	125,000	144,474
Select Medical 6.25% 8/15/26	686,000	721,398
Service Properties Trust
4.50% 6/15/23	312,000	318,246
5.00% 8/15/22	457,000	459,856
7.50% 9/15/25	42,000	47,155
Sirius XM Radio
4.13% 7/1/30	243,000	244,127
5.00% 8/1/27	33,000	34,485
5.50% 7/1/29	27,000	29,194
Six Flags Entertainment 4.88% 7/31/24	21,000	21,197
SM Energy 10.00% 1/15/25	218,000	243,153
SRS Distribution 4.63% 7/1/28	38,000	38,768
Standard Industries 5.00% 2/15/27	9,000	9,281
Summit Materials 5.25% 1/15/29	20,000	21,000
Sunoco
4.50% 5/15/29	46,000	46,656
6.00% 4/15/27	13,000	13,536
Talen Energy Supply 7.63% 6/1/28	293,000	274,687
Tap Rock Resources 7.00% 10/1/26	359,000	367,526

LVIP BlackRock Global Allocation Fund–13

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Targa Resources Partners
4.00% 1/15/32	386,000	$ 398,912
5.38% 2/1/27	11,000	11,398
5.88% 4/15/26	22,000	22,976
6.50% 7/15/27	18,000	19,408
6.88% 1/15/29	18,000	20,169
TEGNA 4.75% 3/15/26	76,000	79,277
Teleflex 4.63% 11/15/27	11,000	11,468
Tenet Healthcare
4.25% 6/1/29	596,000	604,940
4.63% 9/1/24	13,000	13,293
4.63% 6/15/28	28,000	29,012
4.88% 1/1/26	44,000	45,536
6.25% 2/1/27	33,000	34,237
TransDigm 6.25% 3/15/26	1,288,000	1,342,740
Travel + Leisure 6.63% 7/31/26	72,000	81,991
♦United Airlines Pass Through Trust 5.88% 4/15/29	743,835	832,383
United Rentals North America
4.88% 1/15/28	35,000	37,003
5.50% 5/15/27	22,000	23,092
United Shore Financial Services 5.50% 11/15/25	378,000	380,835
UnitedHealth Group 3.25% 5/15/51	81,000	85,654
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 11/1/21	153,000	150,945
Verizon Communications
3.55% 3/22/51	108,000	113,896
3.70% 3/22/61	115,000	121,432
VICI Properties
3.50% 2/15/25	146,000	148,920
3.75% 2/15/27	140,000	144,900
4.13% 8/15/30	140,000	148,400
Vistra Operations
5.00% 7/31/27	28,000	28,910
5.63% 2/15/27	394,000	407,814
Weekley Homes 4.88% 9/15/28	116,000	120,640
William Carter 5.63% 3/15/27	11,000	11,403
Wyndham Hotels & Resorts 4.38% 8/15/28	31,000	32,362
Xerox Holdings 5.00% 8/15/25	76,000	79,857
XHR
4.88% 6/1/29	36,000	36,975
6.38% 8/15/25	308,000	326,751
Zayo Group Holdings 4.00% 3/1/27	90,000	89,571
		28,986,133
Total Corporate Bonds (Cost $46,088,239)		46,685,388
		Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS–3.00%
Canada–0.18%
•Knowlton Development Corporation 5.00% (EURIBOR03M + 5.00%) 12/22/25	EUR	901,503	$ 1,045,561
•Stars Group Holdings 2.38% (LIBOR03M + 2.25%) 7/21/26		652,585	650,138
			1,695,699
France–0.13%
∞•Babilou Group 4.25% (EURIBOR03M + 4.25%) 11/30/27	EUR	1,018,000	1,178,611
			1,178,611
Gibraltar–0.07%
•GVC Holdings (Gibraltar) 3.00% (LIBOR03M + 2.50%) 3/16/27		599,497	598,377
			598,377
Luxembourg–0.01%
•AEA International Holdings 4.25% (LIBOR03M + 3.75%) 8/5/28		132,666	132,500
			132,500
Netherlands–0.19%
•Ziggo 3.00% (EURIBOR06M + 3.00%) 1/31/29	EUR	1,558,766	1,784,940
			1,784,940
United Kingdom–0.02%
•Constellation Automotive 7.55% (LIBOR03M + 7.50%) 6/30/29	GBP	146,000	199,795
			199,795
United States–2.40%
•ACProducts 4.75% (LIBOR03M + 4.25%) 5/17/28		482,790	481,670
•Aimbridge Acquisition 5.50% (LIBOR01M + 4.75%) 2/2/26		354,429	351,328
•American Rock Salt Company 4.75% (LIBOR01M + 4.00%) 6/4/28		118,703	119,177
•Applied Systems 3.75% (LIBOR03M + 3.25%) 9/19/24		61,000	60,977
•Athenahealth 4.38% (LIBOR03M + 4.25%) 2/11/26		95,520	95,711

LVIP BlackRock Global Allocation Fund–14

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
United States (continued)
•Avantor Funding 2.75% (LIBOR01M + 2.25%) 11/8/27	223,361	$ 223,640
•Avaya
4.08% (LIBOR01M + 4.00%) 12/15/27	110,000	110,061
4.33% (LIBOR01M + 4.25%) 12/15/27	146,840	147,012
•Bausch Health Companies 3.08% (LIBOR01M + 3.00%) 6/2/25	380,754	380,183
•Cablevision Lightpath 3.75% (LIBOR01M + 3.25%) 11/30/27	91,310	91,378
•Caesars Resort Collection 3.58% (LIBOR03M + 3.50%) 7/21/25	167,310	167,370
•City Brewing Company 4.25% (LIBOR03M + 3.50%) 4/5/28	354,000	350,311
•Columbus McKinnon Corporation 3.25% (LIBOR01M + 2.75%) 5/14/28	37,483	37,342
•Conair Holdings 4.25% (LIBOR03M + 3.75%) 5/17/28	157,000	157,066
∞•ConnectWise 0.00% 9/29/28	151,000	150,623
•Directv Financing 5.75% (LIBOR03M + 5.00%) 7/22/27	492,000	492,153
∞•DT Midstream 2.50% (LIBOR06M + 2.00%) 6/26/28	323,550	323,298
•Dun & Bradstreet Corporation 3.34% (LIBOR01M + 3.25%) 2/6/26	150,860	150,671
•ECL Entertainment 8.50% (LIBOR01M + 7.50%) 3/31/28	232,417	237,647
•Flexera Software 4.50% (LIBOR03M + 3.75%) 3/3/28	101,235	101,266
•Foundation Building Materials Holding Company 3.75% (LIBOR03M + 3.25%) 2/3/28	113,016	112,189
•Frontier Communications 4.50% (LIBOR03M + 3.75%) 5/1/28	229,425	228,923
•Gentiva Health Services 2.88% (LIBOR01M + 2.75%) 7/2/25	257,949	257,840
•Granite Acquisition 3.25% (LIBOR03M + 2.75%) 3/24/28	130,672	130,509
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
United States (continued)
∞•Great Canadian Gaming 4.13% (LIBOR03M + 4.00%) 11/1/26	106,000	$ 106,292
∞•Hcrx Investments Holdco 0.00% 7/14/28	288,000	286,920
•Herschend Entertainment 4.25% (LIBOR01M + 3.75%) 8/27/28	138,000	137,742
•Hilton Grand Vacations Borrower 3.50% (LIBOR01M + 3.00%) 8/2/28	665,000	666,496
•Hilton Worldwide Finance 1.84% (LIBOR01M + 1.75%) 6/22/26	752,715	746,076
•Informatica 3.33% (LIBOR01M + 3.25%) 2/25/27	371,238	369,846
IPS Corporation
✠•0.00% 9/21/28	10,576	10,558
•4.25% (LIBOR01M + 3.75%) 9/21/28	52,881	52,793
•IRB Holding Corp 4.25% (LIBOR03M + 3.25%) 12/15/27	545,754	546,436
•ITT Holdings 3.25% (LIBOR01M + 2.75%) 7/10/28	176,000	175,634
•J&J Ventures Gaming 4.75% (LIBOR01M + 4.00%) 4/7/28	298,000	299,118
∞•Jack Ohio Finance LLC 0.00% 10/4/28	90,000	89,550
•Jazz Financing Lux 4.00% (LIBOR01M + 3.50%) 5/5/28	589,921	590,588
•Jeld-Wen 2.33% (LIBOR01M + 2.25%) 7/28/28	418,000	417,131
•Jo-Ann Stores 5.50% (LIBOR01M + 4.75%) 7/7/28	325,000	315,575
•LBM Acquisition
4.50% (LIBOR01M + 3.75%) 12/17/27	329,838	326,540
4.50% (LIBOR03M + 3.75%) 12/17/27	138,660	137,273
4.75% (LIBOR01M + 3.75%) 12/17/27	165,333	163,680
•Leslie's Poolmart 3.25% (LIBOR03M + 2.75%) 3/9/28	430,209	428,329
•LogMeIn 4.83% (LIBOR01M + 4.75%) 6/30/46	449,134	448,783
∞•LSF11 A5 HoldCo 0.00% 9/30/28	248,000	246,760
•Maverick Gaming 8.50% (LIBOR03M + 7.50%) 8/19/26	124,000	122,140
•McAfee 3.84% (LIBOR01M + 3.75%) 9/30/24	87,158	87,169

LVIP BlackRock Global Allocation Fund–15

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
United States (continued)
=∞•Medical Solutions 0.00% 10/1/29	80,000	$ 79,200
∞•Medline Industries 0.00% 9/20/28	583,000	580,085
•MetroNet Systems Holdings 4.50% (LIBOR01M + 3.75%) 5/26/28	96,021	96,093
•Michaels Companies 5.00% (LIBOR03M + 4.25%) 4/15/28	227,430	227,532
•Mold-Rite Plastics 4.25% (LIBOR03M + 3.75%) 9/30/28	67,000	66,665
•Organon & Co. 3.50% (LIBOR03M + 3.00%) 6/2/28	316,207	316,717
•Pacific Gas & Electric Company 3.50% (LIBOR03M + 3.00%) 6/23/25	231,075	226,960
•Park River Holdings 4.00% (LIBOR03M + 3.25%) 12/28/27	283,452	282,214
•Peraton Holding 4.50% (LIBOR01M + 3.75%) 2/1/28	140,795	140,818
•Playtika Holding 2.83% (LIBOR01M + 2.75%) 3/13/28	715,769	715,196
•Project Ruby Ultimate Parent 4.00% (LIBOR01M + 3.25%) 3/3/28	404,965	404,333
•Proofpoint 3.75% (LIBOR03M + 3.25%) 8/31/28	90,000	89,505
•RealPage 3.75% (LIBOR01M + 3.25%) 4/24/28	241,000	240,171
•Redstone Buyer
5.50% (LIBOR03M + 4.75%) 4/27/28	448,000	440,160
8.50% (LIBOR03M + 7.75%) 4/27/29	242,000	235,345
∞•Rexnord LLC 0.00% 10/4/28	24,000	23,994
•SCIH Salt Holdings 4.75% (LIBOR03M + 4.00%) 3/16/27	533,887	534,137
•SeaWorld Parks & Entertainment 3.50% (LIBOR01M + 3.00%) 8/25/28	546,000	543,614
•Select Medical 2.34% (LIBOR01M + 2.25%) 3/6/25	188,205	186,746
•Shearer's Foods 4.25% (LIBOR03M + 3.50%) 9/23/27	297,051	296,546
•Signal Parent 4.25% (LIBOR01M + 3.50%) 4/3/28	373,113	368,449
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
United States (continued)
•Sovos Brands Intermediate 4.50% (LIBOR03M + 3.75%) 6/8/28	97,614	$ 97,614
•Springs Windows Fashions 4.75% (LIBOR03M + 4.00%) 10/6/28	133,000	131,920
•SRS Distribution 4.25% (LIBOR03M + 3.75%) 6/2/28	542,000	541,772
•Surf Holdings 3.62% (LIBOR03M + 3.50%) 3/5/27	304,618	302,784
•The Enterprise Development Authority 5.00% (LIBOR01M + 4.25%) 2/18/28	497,250	497,847
•Tory Burch 4.00% (LIBOR01M + 3.50%) 4/16/28	239,278	239,577
•Triton Water Holdings 4.00% (LIBOR03M + 3.50%) 3/31/28	372,067	371,372
∞•Twin River Worldwide Holdings 0.00% 8/6/28	506,000	505,651
•Ultimate Software Group 4.00% (LIBOR03M + 3.25%) 5/4/26	161,778	161,993
Univision Communications
•4.00% (LIBOR01M + 3.25%) 3/15/26	99,750	99,569
∞•4.00% (LIBOR03M + 3.25%) 5/5/28	170,000	169,606
•VS Buyer 3.08% (LIBOR01M + 3.00%) 2/28/27	216,297	216,026
•Western Digital Corporation 1.84% (LIBOR01M + 1.75%) 4/29/23	69,058	69,029
•White Cap Buyer 4.50% (LIBOR01M + 4.00%) 10/19/27	633,215	634,652
•WOOF Holdings 4.50% (LIBOR03M + 3.75%) 12/21/27	222,970	223,110
		22,086,776
Total Loan Agreements (Cost $27,610,128)		27,676,698
NON-AGENCY ASSET-BACKED SECURITIES–1.73%
Cayman Islands–0.15%
•ACRES Commercial Realty 1.28% (LIBOR01M + 1.20%) 6/15/36	222,500	222,431
•AGL CLO 1.29% (LIBOR03M + 1.16%) 7/20/34	103,000	103,071
•Arbor Realty Collateralized Loan Obligation 1.18% (LIBOR01M + 1.10%) 5/15/36	215,500	215,500

LVIP BlackRock Global Allocation Fund–16

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
•Cedar Funding VI 1.18% (LIBOR03M + 1.05%) 4/20/34	100,000	$ 100,109
•CIFC Funding 1.14% (LIBOR03M + 1.05%) 7/15/33	101,242	101,314
•Gracie Point International Funding 2.49% (LIBOR01M + 2.40%) 11/1/23	100,000	100,000
•Gulf Stream Meridian 1.31% (LIBOR03M + 1.20%) 7/15/34	253,087	253,358
Loanpal Solar Loan 2.75% 7/20/47	155,763	161,013
•Voya CLO 1.17% (LIBOR03M + 1.04%) 4/20/34	150,000	149,699
		1,406,495
United States–1.58%
•AccessLex Institute 0.43% (LIBOR03M + 0.30%) 5/25/36	97,450	95,830
BHG Securitization Trust 1.42% 11/17/33	150,602	150,810
Brex Commercial Charge Card Master Trust 2.09% 7/15/24	200,000	202,080
GoodLeap Sustainable Home Solutions 2.10% 5/20/48	528,417	526,255
Lendmark Funding Trust
1.90% 11/20/31	400,000	401,897
2.47% 11/20/31	110,000	110,510
3.41% 11/20/31	100,000	100,500
Mariner Finance Issuance Trust 2.19% 8/21/34	220,000	224,835
Mercury Financial Credit Card Master Trust 1.54% 3/20/26	740,000	742,074
Mosaic Solar Loans
1.64% 4/22/47	332,918	329,600
2.09% 4/22/47	137,083	137,013
3.82% 6/22/43	72,248	76,346
Navient Private Education Refi Loan Trust
•1.26% (PRIME minus 1.99%) 4/15/60	598,561	598,782
2.61% 4/15/60	110,000	112,369
3.42% 1/15/43	51,704	52,889
3.48% 4/15/60	260,000	267,723
4.00% 4/15/60	100,000	100,986
Nelnet Student Loan Trust
•0.89% (LIBOR01M + 0.80%) 4/20/62	989,356	993,510
•1.12% (LIBOR01M + 1.03%) 4/20/62	450,000	458,871
1.42% 4/20/62	757,939	758,304
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
Nelnet Student Loan Trust (continued)
2.68% 4/20/62	810,000	$ 810,584
2.85% 4/20/62	934,000	946,800
3.57% 4/20/62	220,000	219,205
3.75% 4/20/62	500,000	503,847
4.44% 4/20/62	100,000	98,658
4.75% 4/20/62	100,000	99,663
4.93% 4/20/62	210,000	213,241
Oportun Issuance Trust
1.47% 5/8/31	260,000	260,146
1.96% 5/8/31	100,000	100,267
Pagaya AI Debt Selection Trust 3.00% 1/25/29	540,053	544,129
Progress Residential 3.44% 5/17/26	100,000	100,449
•SLM Private Credit Student Loan Trust
0.36% (LIBOR03M + 0.24%) 12/16/41	217,236	214,321
0.41% (LIBOR03M + 0.29%) 6/15/39	263,514	258,956
0.45% (LIBOR03M + 0.33%) 6/15/39	538,055	527,525
•SLM Private Education Loan Trust 4.83% (LIBOR01M + 4.75%) 10/15/41	621,000	695,512
SMB Private Education Loan Trust
•0.88% (LIBOR01M + 0.80%) 1/15/53	500,000	500,000
2.30% 1/15/53	100,000	100,216
2.31% 1/15/53	210,000	212,789
2.76% 7/15/53	140,000	140,551
2.99% 1/15/53	520,000	527,196
3.00% 1/15/53	100,000	101,513
3.44% 7/15/36	206,601	215,471
3.86% 1/15/53	280,000	279,464
3.86% 1/15/53	150,000	149,755
Sofi Professional Loan Program
3.34% 8/25/47	53,739	55,090
3.69% 6/15/48	91,794	94,767
♦Upstart Pass Through Trust 2.00% 7/20/27	91,437	91,345
		14,502,644
Total Non-Agency Asset-Backed Securities (Cost $15,728,057)		15,909,139
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.78%
United States–1.78%
•1211 Avenue of the Americas Trust 4.28% 8/10/35	170,000	178,027
•Alen Mortgage Trust 3.18% (LIBOR01M + 3.10%) 4/15/34	185,000	185,575

LVIP BlackRock Global Allocation Fund–17

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•AOA Mortgage Trust 3.11% 12/13/29	112,496	$ 112,444
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	101,848	84,955
Bank
3.54% 11/15/54	84,029	92,576
•4.06% 11/15/50	59,811	65,153
•Bayview Commercial Asset Trust
0.43% (LIBOR01M + 0.34%) 10/25/36	19,422	18,294
1.14% (LIBOR01M + 1.05%) 11/25/35	15,188	14,323
•BBCMS Mortgage Trust
1.20% (LIBOR01M + 1.12%) 3/15/37	188,000	184,006
2.58% (LIBOR01M + 2.50%) 8/15/36	101,000	100,748
•Beast Mortgage Trust
1.18% (LIBOR01M + 1.10%) 4/15/36	170,000	170,053
1.43% (LIBOR01M + 1.35%) 4/15/36	207,000	207,065
1.68% (LIBOR01M + 1.60%) 4/15/36	199,000	199,063
2.18% (LIBOR01M + 2.10%) 4/15/36	170,000	170,053
2.98% (LIBOR01M + 2.90%) 4/15/36	161,000	161,050
3.88% (LIBOR01M + 3.80%) 4/15/36	180,000	180,056
4.99% (LIBOR01M + 4.90%) 4/15/36	132,000	132,042
Benchmark Mortgage Trust
*•1.23% 4/15/54	1,028,539	87,794
*•1.38% 2/15/54	2,147,025	200,962
2.58% 4/15/54	180,000	187,046
•BHMS
1.33% (LIBOR01M + 1.25%) 7/15/35	204,134	204,261
1.98% (LIBOR01M + 1.90%) 7/15/35	100,600	100,600
BWAY Mortgage Trust 3.63% 3/10/33	200,861	208,797
BX Commercial Mortgage Trust
•0.96% (LIBOR01M + 0.87%) 3/15/37	23,000	23,007
•1.00% (LIBOR01M + 0.92%) 10/15/36	89,251	89,279
•1.33% (LIBOR01M + 1.25%) 12/15/36	92,159	92,131
•1.41% (LIBOR01M + 1.32%) 3/15/37	100,697	100,791
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
BX Commercial Mortgage Trust (continued)
•2.04% (LIBOR01M + 1.95%) 3/15/37	318,858	$ 318,962
•2.08% (LIBOR01M + 2.00%) 12/15/36	92,696	92,580
•2.13% (LIBOR01M + 2.05%) 11/15/35	169,706	169,706
•2.33% (LIBOR01M + 2.25%) 1/15/34	120,000	120,112
•2.38% (LIBOR01M + 2.30%) 10/15/36	331,376	331,997
•2.56% (LIBOR01M + 2.47%) 3/15/37	294,390	294,591
•2.58% (LIBOR01M + 2.50%) 12/15/36	104,231	103,905
•2.73% (LIBOR01M + 2.65%) 10/15/36	513,840	514,964
2.84% 3/9/44	100,708	104,817
•2.88% (LIBOR01M + 2.80%) 6/15/38	590,000	590,921
•2.89% (LIBOR01M + 2.80%) 5/15/38	445,000	446,111
•3.08% (LIBOR01M + 3.00%) 1/15/34	180,000	180,168
•3.33% (LIBOR01M + 3.25%) 10/15/37	100,000	100,187
•BX Trust
4.08% 12/9/41	317,000	335,947
4.08% 12/9/41	445,000	457,158
•CAMB Commercial Mortgage Trust 2.23% (LIBOR01M + 2.15%) 12/15/37	100,000	100,094
•CD Mortgage Trust 3.91% 11/13/50	33,602	35,620
Citigroup Commercial Mortgage Trust
3.86% 7/10/47	214,035	229,242
4.41% 11/10/51	77,100	89,651
•5.26% 3/10/47	44,179	46,846
COMM Mortgage Trust
3.53% 12/10/47	155,319	164,933
•4.95% 5/10/47	70,358	73,486
•CORE Mortgage Trust 2.43% (LIBOR01M + 2.35%) 12/15/31	61,600	60,539
•Credit Suisse Mortgage Capital Certificates
1.31% (LIBOR01M + 1.23%) 5/15/36	101,000	101,063
1.51% (LIBOR01M + 1.43%) 5/15/36	101,000	101,063
1.68% (LIBOR01M + 1.60%) 5/15/36	219,000	219,205
2.23% (LIBOR01M + 2.15%) 5/15/36	224,000	224,210

LVIP BlackRock Global Allocation Fund–18

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•Credit Suisse Mortgage Capital Certificates (continued)
2.73% (LIBOR01M + 2.65%) 5/15/36	287,000	$ 287,359
CSAIL Commercial Mortgage Trust
2.56% 3/15/53	455,585	469,091
•4.80% 11/15/48	44,796	47,604
CSMC 2.26% 8/15/37	146,000	149,481
•DBGS Mortgage Trust
1.38% (LIBOR01M + 1.30%) 5/15/35	92,814	92,814
2.08% (LIBOR01M + 2.00%) 5/15/35	271,945	271,948
•DBWF Mortgage Trust
1.44% (LIBOR01M + 1.35%) 12/19/30	100,000	99,877
1.84% (LIBOR01M + 1.75%) 12/19/30	100,000	99,814
•Extended Stay America Trust
2.33% (LIBOR01M + 2.25%) 7/15/38	527,257	531,868
2.93% (LIBOR01M + 2.85%) 7/15/38	338,240	341,621
GS Mortgage Securities Trust 2.73% 5/12/53	170,624	176,107
•GS Mortgage SecuritiesII 1.23% (LIBOR01M + 1.15%) 5/15/26	100,000	100,011
•J.P. Morgan Chase Commercial Mortgage Securities Trust 3.08% (LIBOR01M + 3.00%) 7/15/36	139,000	136,781
•JP Morgan Chase Commercial Mortgage Securities
2.53% (LIBOR01M + 2.45%) 4/15/38	270,000	270,338
3.03% (LIBOR01M + 2.95%) 4/15/38	280,000	280,438
JP Morgan Chase Commercial Mortgage Securities Trust
4.03% 3/10/52	167,000	189,141
5.35% 7/5/33	83,505	87,448
•Life Mortgage Trust 2.43% (LIBOR01M + 2.35%) 3/15/38	542,000	542,169
•MHC Commercial Mortgage Trust
2.18% (LIBOR01M + 2.10%) 4/15/38	570,000	571,959
2.68% (LIBOR01M + 2.60%) 4/15/38	494,029	495,109
•MHP 2.83% (LIBOR01M + 2.75%) 7/15/38	138,000	138,417
Morgan Stanley Bank of America Merrill Lynch Trust
3.72% 12/15/49	131,000	144,401
•4.49% 5/15/48	24,948	26,181
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Capital I Trust
2.70% 2/15/53		110,000	$ 115,358
•4.42% 7/11/40		77,000	86,291
•PKHL Commercial Mortgage Trust 3.43% (LIBOR01M + 3.35%) 7/15/38		100,000	100,181
•STWD Trust 2.01% (LIBOR01M + 1.92%) 7/15/36		115,000	114,713
•TPGI Trust 3.08% (LIBOR01M + 3.00%) 6/15/26		126,691	126,376
UBS Commercial Mortgage Trust 2.92% 10/15/52		45,785	48,491
•UBS-Barclays Commercial Mortgage Trust 5.21% 8/10/49		65,107	65,945
•VMC Finance 1.19% (LIBOR01M + 1.10%) 6/16/36		202,659	202,661
•Vno Mortgage Trust 4.03% 1/10/35		100,000	101,800
Wells Fargo Commercial Mortgage Trust
*•1.69% 4/15/54		1,002,043	115,780
*•2.01% 7/15/53		1,174,055	159,464
•3.87% 6/15/36		100,000	110,029
•3.87% 5/15/48		130,000	139,124
•3.90% 7/15/50		48,308	51,180
•4.19% 11/15/50		115,506	121,648
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $16,229,659)			16,367,247
SOVEREIGN BONDS–3.71%
Argentina–0.16%
Argentine Republic Government International Bond
φ0.50% 7/9/30		1,429,149	524,097
1.00% 7/9/29		146,136	55,533
φ1.13% 7/9/35		1,713,837	560,528
φ2.00% 1/9/38		572,678	222,079
φ2.50% 7/9/41		188,000	69,047
			1,431,284
Austria–0.17%
Republic of Austria Government Bond 2.10% 9/20/17	EUR	819,000	1,515,291
			1,515,291
Bahrain–0.02%
Bahrain Government International Bond 6.75% 9/20/29		200,000	214,508
			214,508

LVIP BlackRock Global Allocation Fund–19

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
SOVEREIGN BONDS (continued)
Brazil–0.32%
^Brazil Letras do Tesouro Nacional 0.00% 7/1/24	BRL	20,677,000	$ 2,917,261
			2,917,261
China–1.40%
China Government Bond
2.68% 5/21/30	CNY	58,400,000	8,820,527
3.02% 5/27/31	CNY	10,720,000	1,678,980
3.27% 11/19/30	CNY	14,890,000	2,365,247
			12,864,754
Colombia–0.04%
Colombia Government International Bond
3.13% 4/15/31		202,000	189,078
4.50% 3/15/29		200,000	210,780
			399,858
Dominican Republic–0.05%
Dominican Republic International Bond
4.88% 9/23/32		200,000	204,002
5.95% 1/25/27		184,000	207,002
			411,004
Egypt–0.06%
Egypt Government International Bond
5.88% 6/11/25		327,000	338,445
7.60% 3/1/29		200,000	207,126
			545,571
Ghana–0.02%
Ghana Government International Bond 7.75% 4/7/29		235,000	223,767
			223,767
Greece–0.22%
Hellenic Republic Government Bond 2.00% 4/22/27	EUR	1,590,000	2,029,822
			2,029,822
Japan–0.40%
Japan Government Thirty Year Bond 0.40% 9/20/49	JPY	437,400,000	3,685,801
			3,685,801
Mexico–0.02%
Mexico Government International Bond 3.75% 1/11/28		200,000	217,418
			217,418
		Principal Amount°	Value (U.S. $)
SOVEREIGN BONDS (continued)
Morocco–0.02%
Morocco Government International Bond 3.00% 12/15/32		200,000	$ 190,008
			190,008
Panama–0.02%
Panama Government International Bond 4.50% 4/16/50		200,000	217,642
			217,642
Peru–0.01%
Peruvian Government International Bond 2.78% 1/23/31		42,000	41,563
			41,563
Romania–0.01%
Romanian Government International Bond 6.13% 1/22/44		62,000	81,058
			81,058
Russia–0.03%
Russian Foreign Bond 5.25% 6/23/47		200,000	253,260
			253,260
Spain–0.72%
Spain Government Bond
0.50% 10/31/31	EUR	1,644,000	1,912,145
3.45% 7/30/66	EUR	2,680,000	4,760,203
			6,672,348
Ukraine–0.02%
Ukraine Government International Bond 7.25% 3/15/33		200,000	202,549
			202,549
Uruguay–0.00%
Uruguay Government International Bond 5.10% 6/18/50		31,547	40,097
			40,097
Total Sovereign Bonds (Cost $35,445,180)			34,154,864
U.S. TREASURY OBLIGATION–0.57%
U.S. Treasury Notes 2.00% 11/15/21		5,300,000	5,312,582
Total U.S. Treasury Obligation (Cost $5,312,190)			5,312,582

LVIP BlackRock Global Allocation Fund–20

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS–1.50%
Consumer Discretionary Select Sector SPDR® Fund	4,462	$ 800,706
Financial Select Sector SPDR® Fund	27,182	1,020,141
Health Care Select Sector SPDR® Fund	7,867	1,001,469
Industrial Select Sector SPDR® Fund	18,581	1,817,965
Invesco Senior Loan ETF	64,413	1,424,172
iShares Biotechnology ETF	781	126,272
iShares China Large-Cap ETF	17,899	696,808
iShares iBoxx $ Investment Grade Corporate Bond ETF	399	53,079
iShares Latin America 40 ETF	14,673	389,421
iShares MSCI Brazil ETF	16,115	517,775
iShares MSCI Emerging Markets ETF	1,999	100,710
iShares S&P 500 Value ETF	8,834	1,284,640
KraneShares Bosera MSCI China A ETF	6,295	287,933
KraneShares CSI China Internet ETF	20,472	968,735
SPDR® Blackstone Senior Loan ETF	11,020	507,140
†SPDR® Gold Shares	14,278	2,344,733
†United States Oil Fund	4,146	217,914
VanEck Vectors Semiconductor ETF	1,049	268,827
Total Exchange-Traded Funds (Cost $12,727,773)		13,828,440
MONEY MARKET FUND–13.64%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	125,589,481	125,589,481
Total Money Market Fund (Cost $125,589,481)		125,589,481

	Number of Contracts
OPTIONS PURCHASED–0.39%
Centrally Cleared–0.26%
Call Options–0.18%
Alcoa Strike price $50, expiration date 11/19/21, notional amount $485,000	97	37,345
Alphabet Strike price $2,900, expiration date 11/19/21, notional amount $290,000	1	3,000
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Alphabet Strike price $2,950, expiration date 11/19/21, notional amount $1,180,000	4	$ 9,044
Alphabet Strike price $2,950, expiration date 12/17/21, notional amount $295,000	1	3,899
Alphabet Strike price $3,000, expiration date 11/19/21, notional amount $600,000	2	3,160
Amazon.com Strike price $3,650, expiration date 12/17/21, notional amount $365,000	1	4,243
Apple Strike price $155, expiration date 10/15/21, notional amount $1,736,000	112	1,680
Barclays Strike price GBP1.9, expiration date 10/15/21, notional amount GBP414,200	218	12,484
Best Buy Strike price $115, expiration date 12/17/21, notional amount $1,667,500	145	46,690
Best Buy Strike price $120, expiration date 10/15/21, notional amount $432,000	36	432
Best Buy Strike price $125, expiration date 11/19/21, notional amount $537,500	43	1,548
BNP Paribas Strike price EUR57, expiration date 11/19/21, notional amount EUR131,100	23	4,889
Caesars Entertainment Strike price $100, expiration date 1/21/22, notional amount $280,000	28	52,640
Constellation Brands Strike price $225, expiration date 10/15/21, notional amount $540,000	24	2,880
Constellation Brands Strike price $245, expiration date 10/15/21, notional amount $1,004,500	41	615
Crowdstrike Holdings Strike price $260, expiration date 10/15/21, notional amount $520,000	20	5,600
Deere & Co. Strike price $380, expiration date 10/15/21, notional amount $418,000	11	275

LVIP BlackRock Global Allocation Fund–21

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Devon Energy Strike price $28, expiration date 1/21/22, notional amount $484,400	173	$ 148,780
Devon Energy Strike price $35, expiration date 1/21/22, notional amount $490,000	140	56,700
DEXCOM Strike price $560, expiration date 12/17/21, notional amount $504,000	9	27,090
Diamondback Energy Strike price $90, expiration date 12/17/21, notional amount $432,000	48	56,880
Diamondback Energy Strike price $115, expiration date 12/17/21, notional amount $920,000	80	25,600
Eli Lilly & Co. Strike price $240, expiration date 11/19/21, notional amount $480,000	20	13,906
Energy Transfer Strike price $10, expiration date 1/21/22, notional amount $295,000	295	17,700
Facebook Strike price $362.5, expiration date 10/15/21, notional amount $1,631,250	45	5,760
FedEx Strike price $280, expiration date 1/21/22, notional amount $476,000	17	1,700
Freeport-McMoRan Strike price $33, expiration date 12/17/21, notional amount $1,214,400	368	100,832
Global Payments Strike price $175, expiration date 11/19/21, notional amount $525,000	30	6,000
iShares China Large-Cap ETF Strike price $43, expiration date 10/15/21, notional amount $4,029,100	937	3,748
iShares China Large-Cap ETF Strike price $45, expiration date 11/19/21, notional amount $972,000	216	2,160
iShares MSCI Japan ETF Strike price $74, expiration date 10/15/21, notional amount $1,665,000	225	2,250
Lions Gate Entertainment Strike price $18, expiration date 12/17/21, notional amount $25,200	14	490
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Lions Gate Entertainment Strike price $19, expiration date 1/21/22, notional amount $30,400	16	$ 640
Masco Strike price $60, expiration date 10/15/21, notional amount $378,000	63	1,260
Mastercard Strike price $365, expiration date 10/15/21, notional amount $839,500	23	4,117
Mastercard Strike price $375, expiration date 11/19/21, notional amount $1,237,500	33	14,190
Micron Technology Strike price $75, expiration date 10/15/21, notional amount $457,500	61	2,684
Microsoft Strike price $300, expiration date 11/19/21, notional amount $300,000	10	4,100
Microsoft Strike price $305, expiration date 10/15/21, notional amount $1,159,000	38	1,444
Microsoft Strike price $310, expiration date 11/19/21, notional amount $1,860,000	60	13,380
Nucor Strike price $110, expiration date 10/15/21, notional amount $462,000	42	2,898
Parker-Hannifin Strike price $340, expiration date 11/19/21, notional amount $952,000	28	1,750
Rio Tinto Strike price $72.5, expiration date 11/19/21, notional amount $507,500	70	9,100
salesforce.com Strike price $280, expiration date 11/19/21, notional amount $728,000	26	19,240
salesforce.com Strike price $300, expiration date 11/19/21, notional amount $2,790,000	93	21,018
Societe Generale Strike price EUR28, expiration date 11/19/21, notional amount EUR128,800	46	5,595
SPDR® S&P 500 ETF Trust Strike price $360, expiration date 12/17/21, notional amount $1,764,000	49	372,057

LVIP BlackRock Global Allocation Fund–22

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
SPDR® S&P 500 ETF Trust Strike price $441, expiration date 10/1/21, notional amount $17,860,500	405	$ 2,025
SPDR® S&P 500 ETF Trust Strike price $442, expiration date 10/15/21, notional amount $17,768,400	402	52,662
SPDR® S&P 500 ETF Trust Strike price $448, expiration date 11/19/21, notional amount $13,484,800	301	90,601
SPDR® S&P 500 ETF Trust Strike price $448, expiration date 12/31/21, notional amount $9,004,800	201	118,590
SPDR® S&P 500 ETF Trust Strike price $450, expiration date 10/15/21, notional amount $69,255,000	1,539	35,397
SPDR® S&P 500 ETF Trust Strike price $453, expiration date 10/15/21, notional amount $7,021,500	155	2,170
SPDR® S&P 500 ETF Trust Strike price $465, expiration date 12/31/21, notional amount $18,879,000	406	59,682
TE Connectivity Strike price $145, expiration date 10/15/21, notional amount $333,500	23	1,518
Thermo Fisher Scientific Strike price $560, expiration date 10/15/21, notional amount $448,000	8	18,800
Thermo Fisher Scientific Strike price $580, expiration date 12/17/21, notional amount $522,000	9	21,600
TJX Companies Strike price $75, expiration date 10/15/21, notional amount $810,000	108	432
Twilio Strike price $390, expiration date 11/19/21, notional amount $507,000	13	5,200
United Parcel Service Strike price $200, expiration date 10/15/21, notional amount $340,000	17	306
Vale Strike price $17, expiration date 11/19/21, notional amount $481,100	283	4,811
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Wells Fargo & Co. Strike price $50, expiration date 10/15/21, notional amount $1,090,000	218	$ 7,194
Western Digital Strike price $65, expiration date 10/15/21, notional amount $227,500	35	560
Western Digital Strike price $70, expiration date 10/15/21, notional amount $245,000	35	315
Western Digital Strike price $80, expiration date 12/17/21, notional amount $456,000	57	1,624
Williams-Sonoma Strike price $170, expiration date 11/19/21, notional amount $884,000	52	86,320
Xilinx Strike price $160, expiration date 10/15/21, notional amount $1,120,000	70	12,810
Xilinx Strike price $167.5, expiration date 10/15/21, notional amount $268,000	16	984
Xilinx Strike price $170, expiration date 10/15/21, notional amount $527,000	31	1,550
Zscaler Strike price $250, expiration date 11/19/21, notional amount $650,000	26	51,610
		1,710,254
Put Options–0.08%
American Airlines Group Strike price $15, expiration date 12/17/21, notional amount $19,500	13	390
†American Airlines Group Strike price $16, expiration date 10/15/21, notional amount $25,600	16	48
Chicago Board of Trade Strike price $122, expiration date 11/26/21, notional amount $366,000	3	656
Chicago Mercantile Exchange Strike price $98.375, expiration date 12/10/21, notional amount $143,135,625	582	196,425

LVIP BlackRock Global Allocation Fund–23

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
Chicago Mercantile Exchange Strike price $99.375, expiration date 12/10/21, notional amount $17,142,188	69	$ 3,881
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $131, expiration date 11/19/21, notional amount $4,336,100	331	30,121
iShares iBoxx High Yield Corporate Bond ETF Strike price $85, expiration date 11/19/21, notional amount $2,414,000	284	13,348
iShares iBoxx High Yield Corporate Bond ETF Strike price $86, expiration date 10/15/21, notional amount $180,600	21	378
iShares iBoxx High Yield Corporate Bond ETF Strike price $87, expiration date 10/15/21, notional amount $530,700	61	2,318
iShares Russell 2000 ETF Strike price $208, expiration date 10/15/21, notional amount $395,200	19	3,078
iShares Russell 2000 ETF Strike price $210, expiration date 10/15/21, notional amount $294,000	14	2,403
Lowe's Companies Strike price $195, expiration date 11/19/21, notional amount $936,000	48	24,336
†PG&E Strike price $7, expiration date 12/17/21, notional amount $15,400	22	242
Seagate Technology Holdings Strike price $70, expiration date 11/19/21, notional amount $56,000	8	736
SPDR® S&P 500 ETF Trust Strike price $418, expiration date 10/15/21, notional amount $376,200	9	3,375
SPDR® S&P 500 ETF Trust Strike price $420, expiration date 10/8/21, notional amount $546,000	13	3,237
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
SPDR® S&P 500 ETF Trust Strike price $423, expiration date 12/17/21, notional amount $3,214,800	76	$ 102,980
SPDR® S&P 500 ETF Trust Strike price $428, expiration date 11/19/21, notional amount $3,980,400	93	108,252
SPDR® S&P 500 ETF Trust Strike price $433, expiration date 10/15/21, notional amount $7,317,700	169	142,467
SPDR® S&P 500 ETF Trust Strike price $435, expiration date 10/1/21, notional amount $7,917,000	182	101,920
Uber Technologies Strike price $25, expiration date 12/17/21, notional amount $65,000	26	286
Uber Technologies Strike price $30, expiration date 11/19/21, notional amount $36,000	12	168
		741,045
		2,451,299
Over-The-Counter–0.13%
Put Swaptions–0.04%
1 yr Constant Maturity Swap Pay 0.005%, expiration date 7/5/22, notional amount $260,900 MSC	52,180,000	51,541
10 yr Constant Maturity Swap Pay 0.018%, expiration date 12/29/21, notional amount $81,799 GSI	4,569,797	30,290
30 yr Constant Maturity Swap Pay 0.48%, expiration date 11/16/21, notional amount EUR1,735,823 JPMC	3,616,298	90,918
30 yr Constant Maturity Swap Pay 0.49%, expiration date 11/24/21, notional amount EUR1,726,567 GSI	3,523,607	90,317
30 yr Constant Maturity Swap Pay 0.52%, expiration date 12/9/21, notional amount EUR1,697,713 GSI	3,264,832	80,613
4 yr Constant Maturity Swap Pay 1.08%, expiration date 10/20/21, notional amount $437,400 BOA	405,000	945

LVIP BlackRock Global Allocation Fund–24

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Swaptions (continued)
4 yr Constant Maturity Swap Pay 1.09%, expiration date 10/20/21, notional amount $392,400 GSI	360,000	$ 1,848
4 yr Constant Maturity Swap Pay 1.09%, expiration date 10/20/21, notional amount $430,550 CSI	395,000	2,028
5 yr Constant Maturity Swap Pay 0.0115%, expiration date 11/8/21, notional amount $105,703 CITI	9,191,546	25,292
5 yr Constant Maturity Swap Pay 1.085%, expiration date 10/20/21, notional amount $352,625 JPMC	325,000	1,321
		375,113
Call Swaptions–0.03%
10 yr Constant Maturity Swap Pay 0.001%, expiration date 12/24/21, notional amount EUR2,559 GSI	3,655,837	16,855
10 yr Constant Maturity Swap Pay 0.0126%, expiration date 11/26/21, notional amount $45,803 GSI	3,635,151	7,065
10 yr Constant Maturity Swap Pay 0.013%, expiration date 11/26/21, notional amount $42,967 GSI	3,305,177	8,244
10 yr Constant Maturity Swap Pay 0.013%, expiration date 4/21/22, notional amount $50,365 MSC	3,874,225	30,840
20 yr Constant Maturity Swap Pay 0.0156%, expiration date 11/26/21, notional amount $27,499 GSI	1,762,761	9,059
30 yr Constant Maturity Swap Pay 0.0134%, expiration date 11/19/21, notional amount $37,346 MSC	2,787,009	3,603
30 yr Constant Maturity Swap Pay 0.014%, expiration date 12/15/21, notional amount $22,656 MSC	1,618,303	7,210
30 yr Constant Maturity Swap Pay 0.0156%, expiration date 11/26/21, notional amount $20,621 GSI	1,321,873	8,531
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Swaptions (continued)
30 yr Constant Maturity Swap Pay 0.016%, expiration date 4/20/22, notional amount $29,224 GSI	1,826,476	$ 47,695
30 yr Constant Maturity Swap Pay 0.016%, expiration date 4/20/22, notional amount $29,232 GSI	1,827,000	47,709
4 yr Constant Maturity Swap Pay 0.80%, expiration date 3/16/23, notional amount $39,220,725 MSC	49,025,906	101,115
		287,926
Call Options–0.02%
Adidas Strike price EUR305, expiration date 11/19/21, notional amount EUR357,155 BCLY	1,171	2,159
Amazon.com Strike price $4,150, expiration date 6/17/22, notional amount $1,477,400 CITI	356	23,235
DR Horton Strike price $102.5, expiration date 11/19/21, notional amount $930,495 CITI	9,078	2,671
Generac Holdings Strike price $450, expiration date 11/19/21, notional amount $401,400 CSI	892	9,643
LVMH Moet Hennessy Louis Vuitton Strike price EUR710, expiration date 10/15/21, notional amount EUR690,830 BCLY	973	332
PayPal Holdings Strike price $292.5, expiration date 10/15/21, notional amount $1,159,763 BNP	3,965	1,013
ResMed Strike price $280, expiration date 11/19/21, notional amount $504,000 CITI	1,800	9,928
Sanofi Strike price EUR90, expiration date 10/15/21, notional amount EUR418,680 CSI	4,652	137
Unilever Strike price EUR49.7717, expiration date 10/15/21, notional amount EUR732,490 CSI	14,717	586

LVIP BlackRock Global Allocation Fund–25

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Options (continued)
Unilever Strike price EUR4,200, expiration date 11/19/21, notional amount EUR1,369,200 CSI	326	$ 12,629
USD vs CNH Strike price $6.6, expiration date 10/27/21, notional amount $14,851,584 JPMC	2,250,240	790
Vodafone Group Strike price GBP1.2, expiration date 1/21/22, notional amount GBP346,810 GSI	289,008	10,041
Wells Fargo & Co. Strike price $49, expiration date 11/19/21, notional amount $2,100,483 CITI	42,867	54,298
WillScot Mobile Mini Holdings Strike price $30, expiration date 12/17/21, notional amount $111,510 CSI	3,717	12,452
		139,914
Put Options–0.04%
Goldman Sachs International Strike price EUR620, expiration date 10/15/21, notional amount EUR422,840 GSI	682	5,857
USD vs EUR Strike price EUR1.15, expiration date 10/11/21, notional amount EUR150,389 UBS	130,773	29,258
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Options (continued)
USD vs EUR Strike price EUR1.15, expiration date 11/24/21, notional amount EUR9,259,340 BNP	8,051,600	$ 42,809
USD vs EUR Strike price EUR1.1575, expiration date 10/4/21, notional amount EUR76,290 BOA	65,909	32,060
USD vs EUR Strike price EUR1.16, expiration date 2/24/22, notional amount EUR6,973,839 BNP	6,011,930	86,798
USD vs EUR Strike price EUR1.1625, expiration date 11/24/21, notional amount EUR9,359,985 MSC	8,051,600	85,907
USD vs EUR Strike price EUR1.165, expiration date 10/15/21, notional amount EUR10,899,780 UBS	9,356,034	80,946
		363,635
		1,166,588
Total Options Purchased (Cost $5,681,340)		3,617,887

TOTAL INVESTMENTS–101.84% (Cost $778,792,402)	937,912,199

	Number of Shares	Value (U.S. $)
COMMON STOCKS SOLD SHORT–(0.38)%
United States–(0.38)%
†Appian	(4,086)	$ (377,996)
†DoorDash Class A	(3,611)	(743,794)
Hershey	(1,841)	(311,589)
J M Smucker	(1,967)	(236,099)
†Snowflake Class A	(1,853)	(560,403)
Walgreens Boots Alliance	(27,931)	(1,314,153)
Total Common Stocks Sold Short (Proceeds $3,579,457)		(3,544,034)

LVIP BlackRock Global Allocation Fund–26

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.28)%
Over-The-Counter–(0.15)%
Put Swaptions–(0.09)%
10 yr Constant Maturity Swap Receive 0.0159%, expiration date 10/12/21, notional amount $(12,956,647) CITI	(12,956,647)	$ (34,359)
10 yr Constant Maturity Swap Receive 0.0162%, expiration date 11/17/21, notional amount $(8,824,038) MSC	(8,824,038)	(62,460)
10 yr Constant Maturity Swap Receive 0.017%, expiration date 11/26/21, notional amount $(3,305,177) GSI	(3,305,177)	(18,736)
10 yr Constant Maturity Swap Receive 0.0171%, expiration date 11/26/21, notional amount $(3,635,151) GSI	(3,635,151)	(19,636)
10 yr Constant Maturity Swap Receive 0.0172%, expiration date 12/23/21, notional amount $(7,807,724) GSI	(7,807,724)	(62,434)
10 yr Constant Maturity Swap Receive 1.76%, expiration date 1/26/22, notional amount $(9,498,131) GSI	(9,498,131)	(92,368)
10 yr Constant Maturity Swap Receive 1.76%, expiration date 1/26/22, notional amount $(4,749,066) GSI	(4,749,066)	(46,184)
20 yr Constant Maturity Swap Receive 0.0196%, expiration date 11/26/21, notional amount $(1,762,761) GSI	(1,762,761)	(17,278)
30 yr Constant Maturity Swap Receive 0.019%, expiration date 12/15/21, notional amount $(1,618,303) MSC	(1,618,303)	(41,155)
30 yr Constant Maturity Swap Receive 0.0194%, expiration date 11/19/21, notional amount $(2,787,009) MSC	(2,787,009)	(41,301)
30 yr Constant Maturity Swap Receive 0.0197%, expiration date 12/17/21, notional amount $(1,617,632) MSC	(1,617,632)	(31,709)
30 yr Constant Maturity Swap Receive 0.0201%, expiration date 11/26/21, notional amount $(1,321,873) GSI	(1,321,873)	(15,432)
30 yr Constant Maturity Swap Receive 0.78%, expiration date 11/16/21, notional amount EUR(3,616,298) JPMC	(3,616,298)	(8,091)
30 yr Constant Maturity Swap Receive 0.79%, expiration date 11/24/21, notional amount EUR(3,523,607) GSI	(3,523,607)	(9,930)
30 yr Constant Maturity Swap Receive 0.82%, expiration date 12/09/21, notional amount EUR(3,264,832) GSI	(3,264,832)	(11,542)
5 yr Constant Maturity Swap Receive 0.0118%, expiration date 10/12/21, notional amount $(17,871,238) CITI	(17,871,238)	(8,896)
5 yr Constant Maturity Swap Receive 0.0131%, expiration date 12/17/21, notional amount $(8,196,005) MSC	(8,196,005)	(23,044)
5 yr Constant Maturity Swap Receive 0.03%, expiration date 6/15/26, notional amount $(7,540,000) BCLY	(7,540,000)	(106,141)
5 yr Constant Maturity Swap Receive 0.03%, expiration date 6/15/26, notional amount $(7,537,540) BCLY	(7,537,540)	(106,107)
5 yr Constant Maturity Swap Receive 0.03%, expiration date 6/30/26, notional amount $(6,873,429) MSC	(6,873,429)	(97,471)
5 yr Constant Maturity Swap Receive 1.04%, expiration date 10/20/21, notional amount $(405,000) BOA	(405,000)	(146)
5 yr Constant Maturity Swap Receive 1.05%, expiration date 10/20/21, notional amount $(395,000) CSI	(395,000)	(183)
5 yr Constant Maturity Swap Receive 1.05%, expiration date 10/20/21, notional amount $(360,000) GSI	(360,000)	(167)
5 yr Constant Maturity Swap Receive 1.05%, expiration date 10/20/21, notional amount $(325,000) JPMC	(325,000)	(219)
		(854,989)
Call Swaptions–(0.01)%
1 yr Constant Maturity Swap Receive 0.40%, expiration date 3/16/23, notional amount $(49,025,906) MSC	(49,025,906)	(26,164)
1 yr Constant Maturity Swap Receive 0.60%, expiration date 3/16/23, notional amount $(49,025,906) MSC	(49,025,906)	(54,978)
		(81,142)
Put Options–(0.04)%
Adidas Strike price EUR265, expiration date 11/19/21, notional amount EUR(310,315) BCLY	(1,171)	(12,337)
Adidas Strike price EUR280, expiration date 10/15/21, notional amount EUR(369,880) CSI	(1,321)	(17,145)
Amazon.com Strike price $2,800, expiration date 6/17/22, notional amount $(498,400) CITI	(178)	(22,016)
DR Horton Strike price $87.5, expiration date 11/19/21, notional amount $(728,613) CITI	(8,327)	(49,479)
Euro STOXX 50 Index Strike price EUR3,500, expiration date 12/17/21, notional amount EUR(2,114,000) CSI	(604)	(27,692)
Generac Holdings Strike price $360, expiration date 11/19/21, notional amount $(321,120) CSI	(892)	(8,237)
Global Payments Strike price $150, expiration date 12/17/21, notional amount $(612,150) CITI	(4,081)	(24,731)
LVMH Moet Hennessy Louis Vuitton Strike price EUR600, expiration date 12/17/21, notional amount EUR(409,200) UBS	(682)	(19,223)
LVMH Moet Hennessy Louis Vuitton Strike price EUR640, expiration date 10/15/21, notional amount EUR(622,720) BCLY	(973)	(29,741)
PayPal Holdings Strike price $255, expiration date 10/15/21, notional amount $(1,011,075) BNP	(3,965)	(16,859)
ResMed Strike price $245, expiration date 11/19/21, notional amount $(441,000) CITI	(1,800)	(12,557)
Sanofi Strike price EUR80, expiration date 10/15/21, notional amount EUR(372,160) CSI	(4,652)	(2,127)
Unilever Strike price EUR43.4899, expiration date 10/15/21, notional amount EUR(640,041) CSI	(14,717)	(1,675)
USD vs CNH Strike price $6.45, expiration date 10/27/21, notional amount $(4,343,991) JPMC	(673,487)	(2,187)
USD vs EUR Strike price EUR1.155, expiration date 10/15/21, notional amount EUR(10,806,219) CITI	(9,356,034)	(31,646)
USD vs EUR Strike price EUR1.1625, expiration date 11/24/21, notional amount EUR(9,359,985) BNP	(8,051,600)	(83,659)
Wells Fargo & Co. Strike price $42, expiration date 11/19/21, notional amount $(900,186) CITI	(21,433)	(21,352)
LVIP BlackRock Global Allocation Fund–27

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Over-The-Counter (continued)
Put Options (continued)
WillScot Mobile Mini Holdings Strike price $25, expiration date 12/17/21, notional amount $(92,925) CSI	(3,717)	$ (743)
		(383,406)
Call Options–(0.01)%
Adidas Strike price EUR330, expiration date 11/19/21, notional amount EUR(386,430) BCLY	(1,171)	(490)
ASML Holding Strike price EUR700, expiration date 10/15/21, notional amount EUR(477,400) UBS	(682)	(2,364)
Lowe's Companies Strike price $225, expiration date 11/19/21, notional amount $(1,080,000) NSI	(48)	(7,479)
LVMH Moet Hennessy Louis Vuitton Strike price EUR750, expiration date 10/15/21, notional amount EUR(729,750) BCLY	(973)	(100)
LVMH Moet Hennessy Louis Vuitton Strike price EUR4,350, expiration date 11/19/21, notional amount EUR(1,409,400) CSI	(324)	(2,167)
USD vs CNH Strike price $6.75, expiration date 10/27/21, notional amount $(22,783,680) JPMC	(3,375,360)	(179)
Vodafone Group Strike price GBP1.35, expiration date 1/21/22, notional amount GBP(390,161) GSI	(289,008)	(2,530)
Wells Fargo & Co. Strike price $54, expiration date 11/19/21, notional amount $(2,314,818) CITI	(42,867)	(11,733)
		(27,042)
		(1,346,579)
Centrally Cleared–(0.13)%
Put Options–(0.09)%
Alphabet Strike price $2,500, expiration date 11/19/21, notional amount $(250,000)	(1)	(6,000)
Alphabet Strike price $2,550, expiration date 12/17/21, notional amount $(255,000)	(1)	(8,993)
Alphabet Strike price $2,600, expiration date 11/19/21, notional amount $(1,040,000)	(4)	(35,508)
Amazon.com Strike price $3,100, expiration date 12/17/21, notional amount $(310,000)	(1)	(9,517)
Apple Strike price $130, expiration date 10/15/21, notional amount $(845,000)	(65)	(4,225)
Apple Strike price $135, expiration date 10/15/21, notional amount $(634,500)	(47)	(6,016)
Applied Materials Strike price $110, expiration date 10/15/21, notional amount $(484,000)	(44)	(1,760)
Aptiv Strike price $140, expiration date 10/15/21, notional amount $(420,000)	(30)	(3,225)
Autodesk Strike price $290, expiration date 10/15/21, notional amount $(812,000)	(28)	(24,360)
Barclays Strike price GBP1.65, expiration date 10/15/21, notional amount GBP(359,700)	(218)	(1,836)
BNP Paribas Strike price EUR50, expiration date 11/19/21, notional amount EUR(115,000)	(23)	(3,090)
Boston Scientific Strike price $38, expiration date 11/19/21, notional amount $(421,800)	(111)	(4,662)
Charter Communications Strike price $680, expiration date 12/17/21, notional amount $(884,000)	(13)	(22,425)
Chicago Board of Trade Strike price $131, expiration date 11/26/21, notional amount $(16,637,000)	(127)	(81,359)
Comcast Strike price $50, expiration date 11/19/21, notional amount $(1,675,000)	(335)	(21,775)
Constellation Brands Strike price $200, expiration date 10/15/21, notional amount $(1,300,000)	(65)	(12,870)
Crowdstrike Holdings Strike price $200, expiration date 10/15/21, notional amount $(400,000)	(20)	(960)
Deere & Co. Strike price $330, expiration date 10/15/21, notional amount $(363,000)	(11)	(6,930)
DEXCOM Strike price $470, expiration date 12/17/21, notional amount $(423,000)	(9)	(9,495)
Edwards Lifesciences Strike price $100, expiration date 11/19/21, notional amount $(420,000)	(42)	(5,460)
Eli Lilly & Co. Strike price $210, expiration date 11/19/21, notional amount $(420,000)	(20)	(6,676)
Energy Transfer Strike price $8, expiration date 1/21/22, notional amount $(236,000)	(295)	(8,260)
Facebook Strike price $330, expiration date 10/15/21, notional amount $(1,089,000)	(33)	(16,995)
Facebook Strike price $330, expiration date 11/19/21, notional amount $(1,782,000)	(54)	(70,092)
FedEx Strike price $220, expiration date 1/21/22, notional amount $(374,000)	(17)	(24,208)
Global Payments Strike price $175, expiration date 11/19/21, notional amount $(735,000)	(42)	(77,616)
Hilton Worldwide Holdings Strike price $110, expiration date 10/15/21, notional amount $(418,000)	(38)	(1,064)
Intuitive Surgical Strike price $308.375, expiration date 10/15/21, notional amount $(154,188)	(5)	(3,250)
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $128, expiration date 11/19/21, notional amount $(4,236,800)	(331)	(14,233)
iShares iBoxx High Yield Corporate Bond ETF Strike price $82, expiration date 11/19/21, notional amount $(2,328,800)	(284)	(6,816)
iShares Russell 2000 ETF Strike price $190, expiration date 10/15/21, notional amount $(361,000)	(19)	(551)
iShares Russell 2000 ETF Strike price $195, expiration date 10/15/21, notional amount $(273,000)	(14)	(532)
LVIP BlackRock Global Allocation Fund–28

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Put Options (continued)
Lowe's Companies Strike price $180, expiration date 11/19/21, notional amount $(864,000)	(48)	$ (11,088)
Masco Strike price $55, expiration date 10/15/21, notional amount $(346,500)	(63)	(5,355)
Mastercard Strike price $325, expiration date 10/15/21, notional amount $(747,500)	(23)	(4,945)
Mastercard Strike price $330, expiration date 11/19/21, notional amount $(1,089,000)	(33)	(25,014)
Micron Technology Strike price $67.5, expiration date 10/15/21, notional amount $(425,250)	(63)	(3,906)
Microsoft Strike price $255, expiration date 10/15/21, notional amount $(969,000)	(38)	(4,902)
Microsoft Strike price $265, expiration date 11/19/21, notional amount $(265,000)	(10)	(5,850)
Microsoft Strike price $280, expiration date 11/19/21, notional amount $(840,000)	(30)	(33,000)
Nucor Strike price $92.5, expiration date 10/15/21, notional amount $(388,500)	(42)	(6,006)
Parker-Hannifin Strike price $250, expiration date 11/19/21, notional amount $(700,000)	(28)	(10,360)
Societe Generale Strike price EUR24, expiration date 11/19/21, notional amount EUR(110,400)	(46)	(2,558)
SPDR® S&P 500 ETF Trust Strike price $388, expiration date 12/17/21, notional amount $(2,948,800)	(76)	(46,436)
SPDR® S&P 500 ETF Trust Strike price $390, expiration date 10/15/21, notional amount $(351,000)	(9)	(720)
SPDR® S&P 500 ETF Trust Strike price $398, expiration date 11/19/21, notional amount $(3,701,400)	(93)	(47,709)
SPDR® S&P 500 ETF Trust Strike price $405, expiration date 10/08/21, notional amount $(526,500)	(13)	(858)
SPDR® S&P 500 ETF Trust Strike price $413, expiration date 10/15/21, notional amount $(6,979,700)	(169)	(48,334)
SPDR® S&P 500 ETF Trust Strike price $420, expiration date 10/01/21, notional amount $(17,136,000)	(408)	(6,936)
TE Connectivity Strike price $125, expiration date 10/15/21, notional amount $(287,500)	(23)	(1,610)
Thermo Fisher Scientific Strike price $490, expiration date 10/15/21, notional amount $(392,000)	(8)	(320)
Thermo Fisher Scientific Strike price $500, expiration date 10/15/21, notional amount $(450,000)	(9)	(472)
TJX Companies Strike price $65, expiration date 10/15/21, notional amount $(1,111,500)	(171)	(18,126)
Twilio Strike price $300, expiration date 11/19/21, notional amount $(390,000)	(13)	(17,550)
United Parcel Service Strike price $180, expiration date 10/15/21, notional amount $(306,000)	(17)	(4,301)
UnitedHealth Group Strike price $350, expiration date 12/17/21, notional amount $(420,000)	(12)	(8,400)
Zscaler Strike price $200, expiration date 11/19/21, notional amount $(520,000)	(26)	(2,860)
		(818,375)
Call Options–(0.04)%
Alcoa Strike price $60, expiration date 11/19/21, notional amount $(582,000)	(97)	(11,155)
Alphabet Strike price $3,150, expiration date 11/19/21, notional amount $(1,260,000)	(4)	(2,480)
Applied Materials Strike price $150, expiration date 10/15/21, notional amount $(660,000)	(44)	(572)
Bank of America Strike price $45, expiration date 12/17/21, notional amount $(405,000)	(90)	(10,080)
Best Buy Strike price $125, expiration date 12/17/21, notional amount $(1,812,500)	(145)	(15,805)
Best Buy Strike price $145, expiration date 11/19/21, notional amount $(623,500)	(43)	(344)
BP Strike price $30, expiration date 12/17/21, notional amount $(441,000)	(147)	(8,218)
Caesars Entertainment Strike price $130, expiration date 1/21/22, notional amount $(364,000)	(28)	(14,280)
Comcast Strike price $62.5, expiration date 12/17/21, notional amount $(518,750)	(83)	(4,731)
ConocoPhillips Strike price $70, expiration date 11/19/21, notional amount $(882,000)	(126)	(36,162)
Crowdstrike Holdings Strike price $290, expiration date 10/15/21, notional amount $(580,000)	(20)	(420)
Devon Energy Strike price $38, expiration date 1/21/22, notional amount $(657,400)	(173)	(44,807)
Devon Energy Strike price $40, expiration date 1/21/22, notional amount $(560,000)	(140)	(27,860)
DEXCOM Strike price $660, expiration date 12/17/21, notional amount $(594,000)	(9)	(4,860)
Diamondback Energy Strike price $130, expiration date 12/17/21, notional amount $(624,000)	(48)	(6,240)
Diamondback Energy Strike price $135, expiration date 12/17/21, notional amount $(1,080,000)	(80)	(10,160)
Eli Lilly & Co. Strike price $260, expiration date 11/19/21, notional amount $(520,000)	(20)	(3,489)
EQT Strike price $25, expiration date 12/17/21, notional amount $(295,000)	(118)	(10,266)
Freeport-McMoRan Strike price $40, expiration date 12/17/21, notional amount $(1,472,000)	(368)	(29,072)
Global Payments Strike price $195, expiration date 11/19/21, notional amount $(858,000)	(44)	(1,980)
iShares China Large-Cap ETF Strike price $46, expiration date 10/15/21, notional amount $(4,310,200)	(937)	(937)
iShares China Large-Cap ETF Strike price $49, expiration date 11/19/21, notional amount $(1,058,400)	(216)	(4,536)
iShares MSCI Japan ETF Strike price $77, expiration date 10/15/21, notional amount $(1,732,500)	(225)	(900)
Johnson & Johnson Strike price $180, expiration date 12/17/21, notional amount $(504,000)	(28)	(1,708)
JPMorgan Chase & Co. Strike price $170, expiration date 11/19/21, notional amount $(153,000)	(9)	(2,961)
LVIP BlackRock Global Allocation Fund–29

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
Micron Technology Strike price $80, expiration date 10/15/21, notional amount $(672,000)	(84)	$ (672)
Microsoft Strike price $335, expiration date 11/19/21, notional amount $(3,015,000)	(90)	(4,050)
NVIDIA Strike price $240, expiration date 10/15/21, notional amount $(480,000)	(20)	(620)
NVIDIA Strike price $262.5, expiration date 11/19/21, notional amount $(551,250)	(21)	(1,911)
Rio Tinto Strike price $77.5, expiration date 11/19/21, notional amount $(542,500)	(70)	(3,150)
salesforce.com Strike price $320, expiration date 11/19/21, notional amount $(2,976,000)	(93)	(6,324)
SPDR® S&P 500 ETF Trust Strike price $452, expiration date 10/15/21, notional amount $(18,170,400)	(402)	(6,432)
SPDR® S&P 500 ETF Trust Strike price $455, expiration date 12/17/21, notional amount $(4,277,000)	(94)	(27,730)
SPDR® S&P 500 ETF Trust Strike price $460, expiration date 11/19/21, notional amount $(25,576,000)	(556)	(33,360)
SPDR® S&P 500 ETF Trust Strike price $470, expiration date 12/31/21, notional amount $(9,447,000)	(201)	(18,492)
SPDR® S&P 500 ETF Trust Strike price $480, expiration date 12/31/21, notional amount $(9,744,000)	(203)	(7,917)
Twilio Strike price $440, expiration date 11/19/21, notional amount $(572,000)	(13)	(1,378)
UnitedHealth Group Strike price $450, expiration date 12/17/21, notional amount $(495,000)	(11)	(2,101)
Vale Strike price $20, expiration date 11/19/21, notional amount $(566,000)	(283)	(1,415)
Western Digital Strike price $80, expiration date 10/15/21, notional amount $(280,000)	(35)	(105)
Western Digital Strike price $90, expiration date 10/15/21, notional amount $(315,000)	(35)	(70)
Xilinx Strike price $175, expiration date 10/15/21, notional amount $(1,505,000)	(86)	(3,096)
Xilinx Strike price $180, expiration date 10/15/21, notional amount $(558,000)	(31)	(853)
Zscaler Strike price $270, expiration date 11/19/21, notional amount $(702,000)	(26)	(27,950)
		(401,649)
		(1,220,024)
Total Options Written (Premiums received $(3,259,496))		(2,566,603)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.18%)	(10,827,839)
NET ASSETS APPLICABLE TO 73,448,594 SHARES OUTSTANDING–100.00%	$920,973,723

Δ Securities have been classified by country of origin.
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 2 in the Notes to Consolidated Financial Statements for more information regarding unfunded loan commitments.
∞ Delayed settlement. Interest rate to be determined upon settlement date.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
LVIP BlackRock Global Allocation Fund–30

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
✱ Units consist of 1 share of common stock and 1/5 warrant.
§ Units consist of 1 share of common stock and 1/6 warrant.
✧✧ Units consist of 1 share of common stock and 1/3 warrant.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
† Non-income producing.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2021.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2021, the aggregate value of restricted securities was $3,083,096, which represented 0.33% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Grand Rounds Series C	4/29/2019	$512,329	$595,975
Grand Rounds Series D	4/29/2019	310,493	363,098
Jawbone Health Hub	4/29/2019	—	—
Lookout	4/29/2019	80	87,961
Lookout Series F	4/29/2019	534,416	1,027,651
Quintis Pty	4/29/2019	532,104	1,008,411
Total		$1,889,422	$3,083,096

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	EUR	(1,143,000)	USD	1,347,158	12/16/21	$20,930	$—
BCLY	HUF	233,456,417	USD	(753,778)	12/16/21	—	(3,350)
BCLY	JPY	392,599,209	USD	(3,553,101)	10/15/21	—	(25,177)
BCLY	JPY	147,102,899	USD	(1,347,158)	12/16/21	—	(24,427)
BCLY	JPY	104,391,000	USD	(937,765)	12/16/21	905	—
BCLY	PLN	6,013,114	USD	(1,511,372)	12/16/21	133	—
BNP	CNH	(56,046,399)	USD	8,596,396	12/16/21	—	(42,360)
BNP	EUR	1,575,365	USD	(1,829,448)	12/15/21	—	(1,602)
BNP	HKD	(29,169,903)	USD	3,750,695	11/4/21	3,192	—
BNP	INR	(41,471,949)	USD	559,015	12/16/21	5,217	—
BNP	JPY	780,052,000	USD	(7,053,630)	10/7/21	—	(44,410)
BNP	JPY	297,479,000	USD	(2,712,349)	11/4/21	—	(38,832)
BNP	PLN	1,203,037	USD	(302,221)	12/16/21	184	—
BOA	AUD	2,995,100	USD	(2,173,122)	11/18/21	—	(7,377)
BOA	AUD	2,482,260	USD	(1,798,859)	11/19/21	—	(3,939)
BOA	EUR	(4,097,581)	USD	4,849,139	10/28/21	100,129	—
BOA	EUR	2,348,000	USD	(2,775,482)	10/28/21	—	(54,200)
BOA	JPY	643,886	USD	(5,874)	12/2/21	—	(86)
BOA	JPY	206,820,000	USD	(1,855,867)	12/16/21	3,832	—
BOA	NOK	(19,224,000)	USD	2,130,412	10/22/21	—	(68,318)
BOA	SEK	(22,331,407)	USD	2,569,775	12/2/21	17,673	—
CITI	BRL	(231,000)	USD	43,466	10/14/21	1,149	—
CITI	BRL	1,486,593	USD	(289,081)	10/14/21	—	(16,752)
CITI	CNH	(18,250,456)	USD	2,795,227	12/15/21	—	(18,054)
CITI	EUR	3,951,000	USD	(4,671,118)	10/7/21	—	(93,813)
LVIP BlackRock Global Allocation Fund–31

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	EUR	6,333,205	USD	(7,443,291)	11/12/21	$—	$(101,168)
CITI	EUR	(891,311)	USD	1,055,881	11/12/21	22,579	—
CITI	EUR	1,575,365	USD	(1,830,839)	12/15/21	—	(2,993)
CITI	EUR	1,185,103	USD	(1,373,509)	12/15/21	1,528	—
CITI	HKD	(28,951,000)	USD	3,721,247	11/12/21	1,802	—
CITI	HUF	233,451,883	USD	(753,413)	12/16/21	—	(2,999)
CITI	INR	72,415,000	USD	(960,297)	10/14/21	13,159	—
CITI	INR	(72,415,000)	USD	987,994	10/14/21	14,539	—
CITI	INR	(105,908,000)	USD	1,437,600	12/1/21	20,977	—
CITI	KRW	2,123,104,414	USD	(1,813,689)	11/24/21	—	(22,584)
CITI	KRW	2,226,139,000	USD	(1,910,685)	12/1/21	—	(32,844)
CITI	MXN	129,344	USD	(6,401)	10/21/21	—	(156)
CITI	RUB	86,598,563	USD	(1,171,438)	12/16/21	1,790	—
GSI	BRL	7,845,382	USD	(1,477,551)	12/16/21	—	(56,107)
GSI	CNH	(17,235,114)	USD	2,646,275	11/4/21	—	(19,198)
GSI	EUR	1,185,102	USD	(1,373,038)	12/15/21	1,998	—
GSI	GBP	2,395,000	USD	(3,300,044)	10/21/21	—	(72,936)
GSI	JPY	207,175,000	USD	(1,877,516)	12/16/21	—	(14,626)
HSBC	AUD	527,410	USD	(382,705)	12/2/21	—	(1,312)
HSBC	BRL	(9,541,572)	USD	1,821,258	12/8/21	89,781	—
HSBC	CNH	(23,845,000)	USD	3,656,670	10/8/21	—	(39,015)
HSBC	CNH	(21,617,423)	USD	3,310,174	10/15/21	—	(38,295)
HSBC	CNH	(10,238,000)	USD	1,574,835	11/4/21	—	(8,509)
HSBC	CNH	(30,357,365)	USD	4,671,397	12/16/21	—	(7,758)
HSBC	IDR	13,503,126,000	USD	(932,150)	11/3/21	7,172	—
HSBC	INR	(141,563,897)	USD	1,919,250	12/9/21	27,388	—
JPMC	EUR	(3,612,976)	USD	4,283,559	10/14/21	97,307	—
JPMC	EUR	(3,295,000)	USD	3,906,630	10/28/21	87,794	—
JPMC	EUR	(1,208,056)	USD	1,432,871	10/29/21	32,733	—
JPMC	EUR	(3,952,091)	USD	4,607,873	12/15/21	22,387	—
JPMC	EUR	(1,635,000)	USD	1,925,556	12/16/21	28,459	—
JPMC	GBP	1,991,000	USD	(2,768,580)	11/4/21	—	(85,804)
JPMC	GBP	1,409,218	USD	(1,925,556)	12/16/21	—	(26,477)
JPMC	HUF	13,544,983	USD	(43,644)	12/16/21	—	(105)
JPMC	JPY	1,099,021,177	USD	(9,980,540)	10/14/21	—	(104,726)
JPMC	JPY	326,513,876	USD	(2,979,211)	10/22/21	—	(44,994)
JPMC	JPY	428,615,906	USD	(3,906,630)	10/28/21	—	(54,717)
JPMC	JPY	368,096,000	USD	(3,331,220)	11/12/21	—	(22,859)
JPMC	JPY	322,046,811	USD	(2,934,648)	11/18/21	—	(40,041)
MSC	AUD	1,992,996	USD	(1,459,392)	12/2/21	—	(18,171)
MSC	CAD	2,097,976	USD	(1,636,954)	12/16/21	19,442	—
MSC	CHF	(2,211,687)	USD	2,398,654	11/10/21	23,080	—
MSC	CHF	(1,324,801)	USD	1,439,164	11/16/21	15,975	—
MSC	CNH	(114,653)	USD	17,652	12/16/21	—	(20)
MSC	EUR	(24,440)	USD	28,896	10/14/21	578	—
MSC	EUR	(3,178,835)	USD	3,697,875	11/12/21	12,633	—
MSC	EUR	7,140,119	USD	(8,384,442)	12/15/21	—	(99,990)
MSC	JPY	3,188,550	USD	(28,896)	10/14/21	—	(244)
MSC	JPY	263,320,202	USD	(2,402,790)	10/21/21	—	(36,479)
MSC	JPY	541,573,000	USD	(4,923,203)	10/28/21	—	(56,160)
MSC	JPY	451,922,530	USD	(4,100,249)	12/9/21	—	(37,200)
MSC	JPY	207,809,538	USD	(1,891,439)	12/16/21	—	(22,842)
MSC	NOK	21,239,000	USD	(2,398,654)	11/10/21	30,173	—
MSC	NOK	12,732,000	USD	(1,439,164)	11/16/21	16,748	—
MSC	NZD	(2,688,000)	USD	1,907,735	12/8/21	53,072	—
UBS	CNH	(11,798,197)	USD	1,813,575	12/9/21	—	(6,002)
UBS	HUF	93,429,717	USD	(301,502)	12/16/21	—	(1,179)
UBS	JPY	280,422,000	USD	(2,563,279)	11/4/21	—	(43,058)
UBS	JPY	207,663,000	USD	(1,894,452)	12/2/21	—	(27,707)
UBS	KRW	2,125,968,000	USD	(1,804,857)	11/24/21	—	(11,336)
LVIP BlackRock Global Allocation Fund–32

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
UBS	KRW	2,226,446,000	USD	(1,904,573)	12/8/21	$—	$(26,558)
UBS	MXN	42,444,000	USD	(2,100,176)	10/21/21	—	(50,729)
UBS	PLN	161,850	USD	(40,621)	12/16/21	63	—
UBS	SEK	(20,491,000)	USD	2,386,907	12/8/21	44,801	—
Total Foreign Currency Exchange Contracts						$841,302	$(1,680,595)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
133	Australia 10 yr Bonds	$13,602,915	$13,891,703	12/15/21	$—	$(288,788)
113	Euro-BTP	19,889,273	20,196,355	12/8/21	—	(307,082)
121	Euro-Bund	23,802,029	24,146,671	12/8/21	—	(344,642)
(22)	Euro-Buxl	(5,181,855)	(5,347,986)	12/8/21	166,131	—
7	Japan 10 yr Bonds	9,520,553	9,550,765	12/13/21	—	(30,212)
(43)	Long Gilt	(7,250,967)	(7,444,144)	12/29/21	193,177	—
43	U.S. Treasury 10 yr Notes	5,659,203	5,720,076	12/21/21	—	(60,873)
(441)	U.S. Treasury 10 yr Ultra Notes	(64,055,250)	(64,905,598)	12/21/21	850,348	—
(640)	U.S. Treasury 2 yr Notes	(140,835,000)	(140,889,268)	12/31/21	54,268	—
1,148	U.S. Treasury 5 yr Notes	140,908,032	141,692,230	12/31/21	—	(784,198)
25	U.S. Treasury Long Bonds	3,980,469	4,061,370	12/21/21	—	(80,901)
67	U.S. Treasury Ultra Bonds	12,801,188	13,219,647	12/21/21	—	(418,460)
					1,263,924	(2,315,156)
Equity Contracts:
19	E-mini MSCI Emerging Markets Index	1,183,320	1,232,687	12/17/21	—	(49,367)
(17)	E-mini NASDAQ 100	(4,992,050)	(5,188,554)	12/17/21	196,504	—
94	E-mini Russell 2000 Index	10,343,760	10,510,212	12/17/21	—	(166,452)
(326)	E-mini S&P 500 Index	(70,053,325)	(72,521,172)	12/17/21	2,467,847	—
4	E-mini S&P TTSX 60 Index	755,471	775,716	12/16/21	—	(20,245)
(52)	Euro STOXX 50 Index	(2,438,280)	(2,491,182)	12/17/21	52,902	—
4	FTSE 100 Index	587,816	594,080	12/17/21	—	(6,264)
22	FTSE 100 Index	2,096,784	2,078,732	12/17/21	18,052	—
(6)	SPI 200 Index	(790,871)	(802,679)	12/16/21	11,808	—
1	Yen Denominated Nikkei 225 Index	131,655	134,206	12/9/21	—	(2,551)
					2,747,113	(244,879)
Total Futures Contracts					$4,011,037	$(2,560,035)
LVIP BlackRock Global Allocation Fund–33

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.NA.HY.34- Quarterly[3]	32,184	5.00%	6/20/25	$(2,877)	$(2,761)	$—	$(115)
CDX.NA.IG.33- Quarterly[4]	34,561,915	1.00%	12/20/24	(664,149)	(518,195)	—	(145,954)
CDX.NA.IG.36- Quarterly[4]	1,684,509	1.00%	6/20/26	(41,095)	(38,173)	—	(2,922)
					(559,129)	—	(148,991)
Protection Sold
CDX.NA.HY.37- Quarterly[3]	32,184	5.00%	6/20/25	2,858	2,809	49	—
ITRAXX.XO.33- Quarterly[5]	EUR 2,601,054	5.00%	12/20/25	368,412	177,589	190,823	—
ITRAXX.XO.35- Quarterly[5]	EUR 2,618,293	5.00%	6/20/26	359,387	363,020	—	(3,633)
					543,418	190,872	(3,633)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
BCLY Bombardier Inc 7.45 - 05/01/2034 - Quarterly	323,216	5.00%	6/20/23	$(19,161)	$31,328	$—	$(50,489)
GSI Rite Aid Corp 7.70 - 02/15/2027 - Quarterly	27,000	5.00%	6/20/26	4,340	2,273	2,067	—
					33,601	2,067	(50,489)
Protection Sold
BCLY Bombardier Inc 7.45 - 05/01/2034 - Quarterly	480,000	5.00%	12/20/21	5,297	(4,911)	10,208	—
CITI Trust Fibrauno 6.39 - 01/15/2050 - Quarterly	137,000	1.00%	6/20/26	398	(14,439)	14,837	—
CITI Trust Fibrauno 6.39 - 01/15/2050 - Quarterly	25,000	1.00%	6/20/26	73	(2,640)	2,713	—
					(21,990)	27,758	—
					11,611	29,825	(50,489)
Total CDS Contracts					$(4,100)	$220,697	$(203,113)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
5 yr IRS-(At Maturity)	BRL 10,128,697	(9.39%)	1.00%[6]	1/2/25	$(35,706)	$—	$—	$(35,706)
5 yr IRS-(At Maturity)	BRL 11,049,648	(9.42%)	1.00%[6]	1/2/25	(37,060)	—	—	(37,060)
LVIP BlackRock Global Allocation Fund–34

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:(continued)
5 yr IRS-(At Maturity)	BRL 11,008,919	(9.54%)	1.00%[6]	1/2/25	$(29,377)	$—	$—	$(29,377)
10 yr IRS-(Semiannual/Quarterly)	1,972,000	0.69%	(0.13%)[7]	6/23/30	121,860	31	121,829	—
10 yr IRS-(Semiannual/Quarterly)	4,443,151	(1.08%)	0.12%[7]	8/17/30	(138,274)	70	—	(138,344)
10 yr IRS-(Semiannual/Quarterly)	2,136,495	(0.64%)	0.13%[7]	8/21/30	(148,128)	34	—	(148,162)
10 yr IRS-(Semiannual/Quarterly)	1,236,000	0.71%	(0.13%)[7]	9/25/30	80,243	20	80,223	—
10 yr IRS-(Semiannual/Quarterly)	988,000	0.76%	(0.13%)[7]	9/29/30	59,735	16	59,719	—
10 yr IRS-(Semiannual/Quarterly)	808,365	(0.68%)	0.12%[7]	9/14/30	(54,489)	13	—	(54,502)
10 yr IRS-(Semiannual/Quarterly)	1,236,000	(0.66%)	0.13%[7]	9/25/30	(85,513)	20	—	(85,533)
10 yr IRS-(Semiannual/Quarterly)	988,000	(0.69%)	0.13%[7]	9/29/30	(65,779)	16	—	(65,795)
10 yr IRS-(Semiannual/Quarterly)	3,283,547	0.81%	(0.13%)[7]	11/23/30	182,599	55	182,544	—
10 yr IRS-(Semiannual/Quarterly)	2,043,203	1.17%	(0.12%)[7]	2/4/31	54,508	31	54,477	—
10 yr IRS-(Semiannual/Quarterly)	1,204,516	1.20%	(0.12%)[7]	2/5/31	29,728	19	29,709	—
10 yr IRS-(Semiannual/Quarterly)	8,919,367	(1.40%)	0.12%[7]	4/7/31	(23,802)	139	—	(23,941)
10 yr IRS-(Semiannual/Quarterly)	5,139,268	(1.42%)	0.13%[7]	4/8/31	(4,118)	80	—	(4,198)
10 yr IRS-(Semiannual/Quarterly)	3,303,612	1.57%	(0.12%)[7]	5/27/31	(36,122)	52	—	(36,174)
10 yr IRS-(Semiannual/Quarterly)	585,787	1.54%	(0.12%)[7]	5/28/31	(4,739)	9	—	(4,748)
10 yr IRS-(Semiannual/Quarterly)	4,977,540	2.18%	(0.13%)[7]	6/17/31	(38,227)	45	—	(38,272)
10 yr IRS-(Semiannual/Quarterly)	5,050,000	2.18%	(0.13%)[7]	6/17/31	(38,493)	46	—	(38,539)
10 yr IRS-(Semiannual/Quarterly)	5,050,000	2.16%	(0.13%)[7]	6/18/31	(34,451)	46	—	(34,497)
10 yr IRS-(Semiannual/Quarterly)	2,062,000	1.99%	(0.13%)[7]	7/2/31	2,404	19	2,385	—
10 yr IRS-(Semiannual/Quarterly)	4,811,429	1.99%	(0.13%)[7]	7/2/31	4,726	44	4,682	—
10 yr IRS-(Semiannual/Quarterly)	1,712,660	1.38%	(0.13%)[7]	10/14/31	25,058	27	25,031	—
10 yr IRS-(Semiannual/Quarterly)	2,488,312	1.38%	(0.13%)[7]	10/14/31	37,115	40	37,075	—
10 yr IRS-(Semiannual/Quarterly)	2,804,566	1.40%	(0.13%)[7]	10/12/31	36,304	44	36,260	—
10 yr IRS-(Semiannual/Quarterly)	EUR 3,655,837	0.02%	(0.13%)[8]	8/26/31	55,455	73	55,382	—
10 yr IRS-(Semiannual/Quarterly)	1,042,811	1.41%	(1.00%)[7]	11/30/31	14,935	16	14,919	—
10 yr IRS-(Semiannual/Quarterly)	1,505,692	1.44%	(1.00%)[7]	11/26/31	16,900	24	16,876	—
2 yr IRS-(Semiannual/Quarterly)	39,683,220	1.06%	(0.13%)[7]	3/27/22	(180,702)	133	—	(180,835)
2 yr IRS-(Semiannual/Quarterly)	22,182,766	0.88%	(0.12%)[7]	8/17/22	(161,101)	134	—	(161,235)
2 yr IRS-(Monthly)	MXN 34,644,162	(4.42%)	4.74%[9]	2/28/23	(39,374)	6	—	(39,380)
2 yr IRS-(Monthly)	MXN 34,633,271	(4.50%)	4.75%[9]	3/3/23	(37,739)	5	—	(37,744)
20 yr IRS-(Semiannual/Quarterly)	807,932	1.70%	(1.00%)[7]	11/26/41	16,063	19	16,044	—
3 yr IRS-(Monthly)	MXN 24,581,627	(4.68%)	4.74%[9]	2/27/24	(50,404)	4	—	(50,408)
3 yr IRS-(Monthly)	MXN 24,581,627	(4.86%)	4.75%[9]	3/1/24	(45,812)	4	—	(45,816)
3 yr IRS-(Semiannual/Quarterly)	6,383,244	0.51%	(0.13%)[7]	7/13/24	10,242	26	10,216	—
3 yr IRS-(Semiannual/Quarterly)	9,632,031	0.55%	(0.13%)[7]	7/16/24	5,323	68	5,255	—
3 yr IRS-(Semiannual/Quarterly)	6,377,752	0.55%	(0.13%)[7]	7/20/24	4,010	26	3,984	—
3 yr IRS-(Semiannual/Quarterly)	3,188,876	0.55%	(0.13%)[7]	7/20/24	1,862	13	1,849	—
3 yr IRS-(Semiannual/Quarterly)	6,290,174	0.49%	(0.14%)[7]	7/23/24	15,059	26	15,033	—
3 yr IRS-(Semiannual/Quarterly)	6,290,174	0.49%	(0.14%)[7]	7/23/24	15,623	25	15,598	—
3 yr IRS-(Semiannual/Quarterly)	9,606,586	0.56%	(0.12%)[7]	8/12/24	11,283	40	11,243	—
3 yr IRS-(Semiannual/Quarterly)	6,252,514	0.57%	(0.12%)[7]	8/13/24	5,359	26	5,333	—
3 yr IRS-(Semiannual/Quarterly)	3,152,770	0.57%	(0.12%)[7]	8/27/24	4,600	14	4,586	—
3 yr IRS-(Semiannual/Quarterly)	3,152,770	0.57%	(0.12%)[7]	8/27/24	4,364	13	4,351	—
3 yr IRS-(Semiannual/Quarterly)	3,121,240	0.57%	(0.12%)[7]	8/27/24	4,181	14	4,167	—
3 yr IRS-(Semiannual/Quarterly)	3,168,530	0.57%	(0.12%)[7]	8/27/24	4,083	14	4,069	—
3 yr IRS-(Semiannual/Quarterly)	3,168,530	0.57%	(0.12%)[7]	8/27/24	3,903	13	3,890	—
30 yr IRS-(Semiannual/Quarterly)	1,464,000	0.89%	(0.13%)[7]	7/2/50	319,996	34	319,962	—
30 yr IRS-(Semiannual/Quarterly)	958,135	0.88%	(0.13%)[7]	7/21/50	212,240	23	212,217	—
30 yr IRS-(Semiannual/Quarterly)	1,169,000	(0.97%)	0.13%[7]	10/28/50	(231,778)	28	—	(231,806)
30 yr IRS-(Semiannual/Quarterly)	489,000	(1.08%)	0.13%[7]	9/28/50	(85,954)	12	—	(85,966)
30 yr IRS-(Semiannual/Quarterly)	2,084,599	(1.08%)	0.13%[7]	9/28/50	(368,873)	51	—	(368,924)
30 yr IRS-(Semiannual/Quarterly)	3,076,000	1.27%	(0.13%)[7]	10/23/50	387,772	77	387,695	—
30 yr IRS-(Semiannual/Quarterly)	1,216,016	1.17%	(0.13%)[7]	10/28/50	182,727	30	182,697	—
30 yr IRS-(Semiannual/Quarterly)	3,539,123	0.98%	(0.13%)[7]	10/29/50	693,090	88	693,002	—
30 yr IRS-(Semiannual/Quarterly)	1,437,202	(1.07%)	0.13%[7]	10/21/50	(250,081)	36	—	(250,117)
30 yr IRS-(Semiannual/Quarterly)	2,634,180	1.30%	(0.13%)[7]	11/19/50	315,980	66	315,914	—
30 yr IRS-(Semiannual/Quarterly)	1,216,016	1.22%	(0.12%)[7]	11/27/50	169,580	31	169,549	—
LVIP BlackRock Global Allocation Fund–35

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:(continued)
30 yr IRS-(Semiannual/Quarterly)	863,978	1.45%	(0.12%)[7]	12/11/50	$73,325	$22	$73,303	$—
30 yr IRS-(Semiannual/Quarterly)	1,216,016	1.27%	(0.13%)[7]	12/30/50	156,500	30	156,470	—
30 yr IRS-(Semiannual/Quarterly)	4,734,881	(1.20%)	0.13%[7]	12/22/50	(687,570)	119	—	(687,689)
30 yr IRS-(Semiannual/Quarterly)	2,803,064	1.45%	(0.12%)[7]	1/7/51	245,538	85	245,453	—
30 yr IRS-(Semiannual/Quarterly)	959,496	1.52%	(0.13%)[7]	1/8/51	66,855	29	66,826	—
30 yr IRS-(Semiannual/Quarterly)	2,039,352	1.63%	(0.13%)[7]	1/25/51	92,409	62	92,347	—
30 yr IRS-(Semiannual/Quarterly)	3,772,189	1.48%	(0.13%)[7]	1/28/51	302,137	115	302,022	—
30 yr IRS-(Semiannual/Quarterly)	2,078,083	1.58%	(0.12%)[7]	2/1/51	119,624	64	119,560	—
30 yr IRS-(Semiannual/Quarterly)	1,163,054	1.66%	(0.12%)[7]	2/4/51	43,440	35	43,405	—
30 yr IRS-(Semiannual/Quarterly)	1,204,516	1.68%	(0.12%)[7]	2/5/51	39,272	37	39,235	—
30 yr IRS-(Semiannual/Quarterly)	2,281,240	0.89%	(0.13%)[7]	2/10/51	506,887	70	506,817	—
30 yr IRS-(Semiannual/Quarterly)	468,774	1.88%	(0.13%)[7]	2/22/51	(6,278)	14	—	(6,292)
30 yr IRS-(Semiannual/Quarterly)	3,421,860	(1.24%)	0.13%[7]	2/10/51	(474,161)	104	—	(474,265)
30 yr IRS-(Semiannual/Quarterly)	1,708,765	2.01%	(0.12%)[7]	5/27/51	(86,624)	53	—	(86,677)
30 yr IRS-(Semiannual/Quarterly)	281,178	1.97%	(0.12%)[7]	5/28/51	(11,736)	9	—	(11,745)
30 yr IRS-(Semiannual/Quarterly)	535,345	2.04%	(0.12%)[7]	6/7/51	(30,126)	17	—	(30,143)
30 yr IRS-(Semiannual/Quarterly)	1,189,341	(1.83%)	0.13%[7]	6/22/51	5,904	38	5,866	—
30 yr IRS-(Semiannual/Quarterly)	403,383	1.63%	(0.13%)[7]	8/23/51	18,841	13	18,828	—
30 yr IRS-(Semiannual/Quarterly)	381,874	1.71%	(1.00%)[7]	11/30/51	12,195	12	12,183	—
4 yr IRS-(Semiannual/Quarterly)	8,141,276	0.53%	(0.13%)[7]	6/6/24	29,821	75	29,746	—
4 yr IRS-(Semiannual/Quarterly)	31,150,000	0.40%	(0.11%)[7]	3/8/24	67,113	111	67,002	—
5 yr IRS-(Semiannual/Quarterly)	15,946,713	1.60%	(0.13%)[7]	1/24/25	(498,491)	307	—	(498,798)
5 yr IRS-(Semiannual/Quarterly)	6,209,000	0.35%	(0.13%)[7]	8/27/25	122,376	75	122,301	—
5 yr IRS-(Semiannual/Quarterly)	17,914,078	(0.37%)	0.13%[7]	10/29/25	(361,648)	227	—	(361,875)
5 yr IRS-(Semiannual/Quarterly)	4,985,000	(0.46%)	0.13%[7]	11/23/25	(87,338)	64	—	(87,402)
5 yr IRS-(Semiannual/Quarterly)	5,999,681	0.68%	(0.13%)[7]	2/19/26	69,034	49	68,985	—
5 yr IRS-(Semiannual/Quarterly)	1,639,664	0.68%	(0.13%)[7]	2/22/26	19,086	13	19,073	—
5 yr IRS-(Semiannual/Quarterly)	12,546,820	(0.39%)	0.13%[7]	2/10/26	(305,326)	101	—	(305,427)
5 yr IRS-(Semiannual/Quarterly)	19,115,000	(0.83%)	0.11%[7]	3/8/26	(104,640)	156	—	(104,796)
5 yr IRS-(Semiannual/Quarterly)	12,110,094	0.62%	(0.13%)[7]	4/8/26	165,168	102	165,066	—
5 yr IRS-(Semiannual/Quarterly)	29,410,228	0.60%	(0.13%)[7]	4/8/26	430,092	248	429,844	—
5 yr IRS-(Semiannual/Quarterly)	29,410,228	(0.85%)	0.13%[7]	4/8/26	(66,517)	247	—	(66,764)
5 yr IRS-(Semiannual/Quarterly)	12,110,094	(0.87%)	0.13%[7]	4/8/26	(15,446)	102	—	(15,548)
5 yr IRS-(Semiannual/Quarterly)	27,742,000	0.63%	(0.12%)[7]	5/26/26	423,671	240	423,431	—
5 yr IRS-(Semiannual/Quarterly)	41,997,765	0.64%	(0.12%)[7]	5/27/26	622,489	363	622,126	—
5 yr IRS-(Semiannual/Quarterly)	13,999,255	0.85%	(0.12%)[7]	5/27/26	62,293	121	62,172	—
5 yr IRS-(Semiannual/Quarterly)	6,983,451	0.57%	(0.13%)[7]	6/28/24	(8,171)	29	—	(8,200)
5 yr IRS-(Semiannual/Quarterly)	4,190,071	(0.98%)	0.13%[7]	6/28/26	1,190	36	1,154	—
5 yr IRS-(Semiannual/Quarterly)	2,196,673	0.94%	(0.13%)[7]	10/14/26	14,916	19	14,897	—
5 yr IRS-(Semiannual/Quarterly)	3,761,555	(0.87%)	0.13%[7]	7/13/26	(21,580)	32	—	(21,612)
5 yr IRS-(Monthly)	MXN 20,296,160	(6.48%)	4.75%[9]	8/12/26	(22,531)	9	—	(22,540)
5 yr IRS-(Monthly)	MXN 27,869,289	(6.47%)	4.75%[9]	8/13/26	(31,762)	13	—	(31,775)
5 yr IRS-(Monthly)	MXN 13,784,000	(6.44%)	4.75%[9]	8/14/26	(16,473)	6	—	(16,479)
5 yr IRS-(Monthly)	MXN 22,719,389	(6.42%)	4.75%[9]	8/14/26	(28,326)	10	—	(28,336)
5 yr IRS-(Monthly)	MXN 20,466,582	(6.42%)	4.75%[9]	8/17/26	(25,531)	9	—	(25,540)
5 yr IRS-(Monthly)	MXN 28,020,580	(6.43%)	4.75%[9]	8/13/26	(34,107)	12	—	(34,119)
Total IRS Contracts						$5,832	$6,815,877	$(5,153,101)
LVIP BlackRock Global Allocation Fund–36

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
BNP- Receive amounts based on S&P 500 and Fixed yearly payments of 1.00%.	318,150	1.00%	12/17/21	$(5,250)	$—	$(5,250)
CITI- Receive Variable amounts based on 03MLIBOR and payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF.	568,824	(0.13%)	10/19/21	10,748	10,748	—
CITI- Receive Variable amounts based on 03MLIBOR and payments based on iShares iBoxx $ High Yield Corporate Bond ETF.	561,677	(0.13%)	10/19/21	(4,810)	—	(4,810)
CITI- Receive Variable amounts based on 03MLIBOR and payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF.	568,741	(0.13%)	10/19/21	10,664	10,664	—
CITI- Receive Variable amounts based on 03MLIBOR and payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF.	559,116	(0.13%)	10/21/21	7,996	7,996	—
MSC- Receive amounts based on Markit iBoxx USD Liquid Leveraged Loans Total Return Index and pay variable quarterly payments based on LIBOR03M.	494,806	0.13%	3/20/22	1,074	1,074	—
MSC- Receive amounts based on Markit iBoxx USD Liquid Leveraged Loans Total Return Index and pay variable quarterly payments based on LIBOR03M.	494,805	0.13%	12/20/21	1,358	1,358	—
GSI- Receive amounts based on Markit iBoxx USD Liquid Leveraged Loans Total Return Index and pay variable quarterly payments based on LIBOR03M.	742,208	0.12%	3/20/22	2,616	2,616	—
GSI- Receive amounts based on Markit iBoxx USD Liquid Leveraged Loans Total Return Index and pay variable quarterly payments based on LIBOR03M.	742,208	0.13%	12/20/21	3,052	3,052	—
Total TRS Contracts					$37,508	$(10,060)
LVIP BlackRock Global Allocation Fund–37

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[10]	Termination Date[11]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities
Australia
JPM - Afterpay - Monthly	(715)	0.18%	10/12/2021	(67,526)	$5,462	$5,462	$—
JPM - Macquarie Group - Monthly	(128)	0.18%	10/12/2021	(35,455)	411	411	—
JPM - Sydney Airport - Monthly	(8,725)	0.18%	10/12/2021	(51,585)	387	387	—
JPM - Transurban Group - Monthly	(1,291)	0.18%	10/12/2021	(18,676)	825	825	—
Barbados
JPM - Raia Drogasil - Monthly	(9,979)	0.43%	10/12/2021	(47,948)	5,369	5,369	—
Belgium
CITI - UCB - Monthly	(210)	0.09%	10/22/2021	(23,467)	(60)	—	(60)
Brazil
JPM - Americanas - Monthly	(1,199)	1.68%	10/12/2021	(9,105)	2,314	2,314	—
CITI - Banco BTG Pactual - Monthly	(4,848)	0.14%	10/22/2021	(24,841)	2,598	2,598	—
JPM - Hapvida Participacoes e Investimentos - Monthly	(16,898)	0.43%	10/12/2021	(46,621)	4,476	4,476	—
CITI - JBS - Monthly	(1,182)	0.03%	10/22/2021	(7,771)	(251)	—	(251)
Canada
JPM - Agnico Eagle Mines - Monthly	(285)	0.18%	10/12/2021	(18,974)	1,238	1,238	—
JPM - Canadian National Railway - Monthly	(241)	0.18%	10/12/2021	(27,614)	(426)	—	(426)
China
CITI - Bilibili - Monthly	(706)	0.01%	10/22/2021	(52,019)	5,303	5,303	—
CITI - China Longyuan Power Group - Monthly	(23,000)	0.09%	10/22/2021	(52,408)	(4,030)	—	(4,030)
JPM - Fuyao Glass Industry Group - Monthly	(3,200)	0.23%	10/12/2021	(19,141)	2,120	2,120	—
JPM - GDS Holdings - Monthly	(512)	0.08%	10/12/2021	(32,635)	3,651	3,651	—
JPM - Innovent Biologics - Monthly	(2,000)	0.34%	10/12/2021	(20,582)	(2,795)	—	(2,795)
CITI - Microport Scientific - Monthly	(8,000)	0.05%	10/22/2021	(51,223)	6,366	6,366	—
JPM - Shandong Gold Mining - Monthly	(28,000)	1.22%	10/12/2021	(49,877)	289	289	—
Denmark
CITI - Vestas Wind Systems - Monthly	(1,269)	0.16%	10/22/2021	(59,675)	411	411	—
Finland
CITI - Sampo - Monthly	(2,334)	0.25%	10/22/2021	(117,760)	2,305	2,305	—
Germany
JPM - Hannover Rueck - Monthly	(321)	0.19%	10/12/2021	(58,927)	2,998	2,998	—
Hong Kong
JPM - Cansino Biologics - Monthly	(400)	1.56%	10/12/2021	(14,686)	538	538	—
CITI - China Conch Venture Holdings - Monthly	(15,000)	0.02%	10/22/2021	(67,240)	(2,410)	—	(2,410)
CITI - China Molybdenum - Monthly	(18,000)	0.02%	10/22/2021	(12,300)	1,187	1,187	—
CITI - China Resources Gas Group - Monthly	(2,000)	0.09%	10/22/2021	(12,087)	1,579	1,579	—
JPM - China Southern Airlines - Monthly	(50,000)	0.23%	10/12/2021	(29,972)	1,876	1,876	—
CITI - China Vanke - Monthly	(10,700)	0.02%	10/22/2021	(27,487)	(1,770)	—	(1,770)
JPM - CK Asset Holdings - Monthly	(14,000)	0.23%	10/12/2021	(84,536)	3,760	3,760	—
JPM - Country Garden Holdings - Monthly	(103,000)	0.23%	10/12/2021	(109,001)	2,797	2,797	—
JPM - Galaxy Entertainment Group - Monthly	(4,000)	0.23%	10/12/2021	(27,785)	7,261	7,261	—
JPM - Geely Automobile Holdings - Monthly	(20,000)	0.23%	10/12/2021	(67,626)	10,214	10,214	—
JPM - Great Wall Motor - Monthly	(14,000)	0.23%	10/12/2021	(59,429)	7,916	7,916	—
JPM - Kunlun Energy - Monthly	(14,000)	0.23%	10/12/2021	(15,308)	730	730	—
CITI - Longfor Group Holdings - Monthly	(10,000)	0.02%	10/22/2021	(44,313)	(1,378)	—	(1,378)
JPM - Ping An Healthcare And Technology - Monthly	(8,300)	0.66%	10/12/2021	(60,515)	6,415	6,415	—
CITI - Shanghai Fosun Pharmaceutical Group - Monthly	(6,000)	0.04%	10/22/2021	(41,857)	2,769	2,769	—
JPM - Shenzhou International Group Holdings - Monthly	(900)	0.23%	10/12/2021	(19,851)	750	750	—
CITI - Sunny Optical Technology Group - Monthly	(2,900)	0.13%	10/22/2021	(79,803)	3,867	3,867	—
CITI - Travelsky Technology - Monthly	(2,000)	0.01%	10/22/2021	(3,827)	(31)	—	(31)
JPM - Xiaomi - Monthly	(6,600)	0.23%	10/12/2021	(20,800)	2,674	2,674	—
CITI - Xinyi Solar Holdings - Monthly	(10,000)	0.03%	10/22/2021	(21,506)	1,035	1,035	—
Japan
JPM - Ajinomoto Companies - Monthly	(400)	0.18%	10/12/2021	(12,429)	639	639	—
JPM - Central Japan Railway - Monthly	(600)	0.18%	10/12/2021	(87,360)	(8,174)	—	(8,174)
JPM - Denso - Monthly	(300)	0.18%	10/12/2021	(21,076)	1,536	1,536	—
JPM - Fujifilm Holdings - Monthly	(200)	0.18%	10/12/2021	(17,472)	245	245	—
JPM - Japan Post Holdings - Monthly	(2,100)	0.18%	10/12/2021	(18,700)	1,093	1,093	—
JPM - Kyowa Kirin Companies - Monthly	(100)	0.18%	10/12/2021	(3,679)	83	83	—
JPM - Mitsui Fudosan - Monthly	(2,800)	0.18%	10/12/2021	(68,514)	2,167	2,167	—
JPM - Murata Manufacturing Companies - Monthly	(300)	0.18%	10/12/2021	(26,988)	519	519	—
JPM - Sekisui House - Monthly	(400)	0.18%	10/12/2021	(8,515)	159	159	—
LVIP BlackRock Global Allocation Fund–38

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[10]	Termination Date[11]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities (continued)
Japan (continued)
JPM - Sumitomo Realty & Development - Monthly	(600)	0.18%	10/12/2021	(21,546)	$(330)	$—	$(330)
JPM - Unicharm - Monthly	(300)	0.18%	10/12/2021	(13,762)	502	502	—
Republic of Korea
CITI - Celltrion Healthcare - Monthly	(1,323)	0.08%	10/22/2021	(131,495)	10,482	10,482	—
CITI - Hyundai Motor - Monthly	(84)	0.11%	10/22/2021	(14,899)	915	915	—
CITI - Korea Shipbuilding & Offshore Engineering - Monthly	(204)	0.13%	10/22/2021	(21,823)	190	190	—
JPM - Korea Zinc Companies - Monthly	(20)	0.28%	10/12/2021	(8,721)	283	283	—
JPM - Posco Chemical - Monthly	(578)	1.02%	10/12/2021	(76,057)	(8,994)	—	(8,994)
JPM - Samsung Life Insurance - Monthly	(87)	0.02%	10/12/2021	(5,571)	234	234	—
South Africa
JPM - Capitec Bank Holdings - Monthly	(419)	0.33%	10/12/2021	(55,839)	5,178	5,178	—
Spain
JPM - Aena Sme - Monthly	(364)	0.19%	10/12/2021	(58,195)	(4,789)	—	(4,789)
CITI - Ferrovial - Monthly	(1,188)	0.02%	10/22/2021	(35,253)	559	559	—
Sweden
CITI - Evolution - Monthly	(193)	0.23%	10/22/2021	(32,840)	3,593	3,593	—
CITI - Investor - Monthly	(3,449)	0.39%	10/22/2021	(77,102)	2,883	2,883	—
CITI - Skandinaviska Enskilda Ban - Monthly	(2,970)	0.03%	10/22/2021	(42,467)	(641)	—	(641)
Switzerland
JPM - Chocoladefabriken Lindt & Spruengli - Monthly	(7)	0.19%	10/12/2021	(80,826)	2,636	2,636	—
JPM - Schindler Holding - Monthly	(91)	0.19%	10/12/2021	(40,789)	4,145	4,145	—
CITI - UBS Group - Monthly	(644)	0.03%	10/22/2021	(16,065)	(186)	—	(186)
Taiwan
CITI - E.Sun Financial Holding - Monthly	(11,672)	0.13%	10/22/2021	(10,883)	(101)	—	(101)
JPM - Taiwan Cement - Monthly	(5,000)	0.52%	10/12/2021	(8,852)	(254)	—	(254)
United Kingdom
JPM - Aviva - Monthly	(9,008)	0.18%	10/12/2021	(50,326)	2,551	2,551	—
CITI - Bt Group - Monthly	(8,525)	0.12%	10/22/2021	(18,647)	359	359	—
CITI - HSBC Holdings - Monthly	(1,343)	0.08%	10/22/2021	(30,131)	(147)	—	(147)
CITI - Prudential - Monthly	(818)	0.06%	10/22/2021	(15,861)	(23)	—	(23)
CITI - SSE - Monthly	(1,923)	1.36%	10/22/2021	(41,794)	1,276	1,276	—
CITI - Tesco - Monthly	(15,918)	0.18%	10/22/2021	(56,833)	2,584	2,584	—
United States
CITI - American International Group - Monthly	(621)	0.60%	10/22/2021	(33,354)	(733)	—	(733)
CITI - Amphenol - Monthly	(368)	0.01%	10/22/2021	(34,833)	857	857	—
CITI - Boeing - Monthly	(374)	0.02%	10/22/2021	(100,679)	(1,107)	—	(1,107)
JPM - Chipotle Mexican Grill - Monthly	(27)	0.08%	10/12/2021	(50,657)	1,584	1,584	—
JPM - Dollar General - Monthly	(359)	0.08%	10/12/2021	(79,621)	3,462	3,462	—
CITI - Ebay - Monthly	(958)	0.37%	10/22/2021	(71,965)	3,391	3,391	—
CITI - General Electric - Monthly	(424)	0.20%	10/22/2021	(41,781)	(1,904)	—	(1,904)
JPM - iQIYI - Monthly	(12,873)	0.08%	10/12/2021	(120,045)	16,674	16,674	—
CITI - Jackson Financial - Monthly	(20)	0.01%	10/22/2021	(527)	(520)	—	(520)
JPM - Kimberly Clark - Monthly	(566)	0.08%	10/12/2021	(97,462)	2,976	2,976	—
CITI - Kingsoft Cloud Holdings - Monthly	(1,250)	0.04%	10/22/2021	(38,742)	3,342	3,342	—
JPM - Kraft Heinz - Monthly	(1,573)	0.08%	10/12/2021	(62,464)	(50)	—	(50)
JPM - Paccar - Monthly	(968)	0.08%	10/12/2021	(78,189)	1,795	1,795	—
JPM - Paychex - Monthly	(1,094)	0.08%	10/12/2021	(121,010)	(2,010)	—	(2,010)
JPM - Roper Technologies - Monthly	(236)	0.08%	10/12/2021	(118,672)	7,595	7,595	—
JPM - Wal-Mart de Mexico - Monthly	(7,162)	0.50%	10/12/2021	(25,451)	1,065	1,065	—
LVIP BlackRock Global Allocation Fund–39

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[10]	Termination Date[11]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities (continued)
United States (continued)
JPM - ZTO Express Cayman - Monthly	(860)	0.08%	10/12/2021	(26,446)	$78	$78	$—
Total Short Equities						$189,521	$(43,114)
Total CFD Swap Contracts						$189,521	$(43,114)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2021.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[6] Rate resets based on Brazil Cetip DI Interbank Deposit Rate.
[7] Rate resets based on LIBOR03M.
[8] Rate resets based on EURIBOR06M.
[9] Rate resets based on Mexican Interbank Equilibrium Interest Rate 01M.
[10] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 30-300 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1 Week USD-LIBOR, 1-Month USD-LIBOR and Federal Funds Rate.
[11] Date reflected is the next payment date. Contracts have an open-ended maturity date.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BRL–Brazilian Real
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CDX.NA.HY–Credit Default Swap Index North America High Yield
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CNH–Chinese Yuan Renminbi
CNY–Chinese Yuan
CSI–Credit Suisse International
ETF–Exchange-Traded Fund
EUR–Euro
LVIP BlackRock Global Allocation Fund–40

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GS–Goldman Sachs
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
HUF–Hungarian Forint
IDR–Indonesia Rupiah
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX.XO–Markit iTraxx Crossover Index
JPM–JPMorgan
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MXN–Mexican Peso
NOK–Norwegian Krone
NSI–Nomura Securities International
NZD–New Zealand Dollar
PIK–Payment-in-kind
PLN–Polish Zloty
PRIME–Federal Reserve Prime Lending Rate
RUB–Russian Rouble
S&P–Standard & Poor’s
S.F.–Single Family
SEK–Swedish Krona
SPDR–Standard & Poor’s Depositary Receipt
SPI–Swiss Performance Index
TBA–To be announced
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP BlackRock Global Allocation Fund–41

LVIP BlackRock Global Allocation Fund
Consolidated Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
LVIP BlackRock Global Allocation Fund Cayman, Ltd. is a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Fund may invest up to 25% of its total assets in the shares of the Subsidiary. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in this consolidated schedule of investments. Accordingly, the consolidated schedule of investments include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of September 30, 2021, the net assets of the Subsidiary were $7,915,222, which represented 0.86% of the Fund's net assets.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.   Other debt securities, credit default swap (“CDS”) contracts, total return swap contracts, interest rate swap contracts, interest rate swap option contracts (swaptions) and contracts for difference ("CFD") are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Schedule of Investments.
LVIP BlackRock Global Allocation Fund–42

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$4,201,859	$—	$—	$4,201,859
Australia	934,320	366,987	1,008,411	2,309,718
Belgium	—	10,825	—	10,825
Brazil	969,449	—	—	969,449
Canada	8,439,709	—	—	8,439,709
Cayman Islands	318,452	—	—	318,452
China	3,670,084	17,433,103	—	21,103,187
Denmark	—	3,133,683	—	3,133,683
Finland	—	1,576,095	—	1,576,095
France	142	23,003,602	—	23,003,744
Germany	4,418,121	26,639,400	—	31,057,521
Greenland	—	612,066	—	612,066
Hong Kong	84,667	4,436,388	2,569	4,523,624
India	—	2,065,917	—	2,065,917
Indonesia	—	291,068	—	291,068
Ireland	758,941	—	—	758,941
Israel	268,250	—	—	268,250
Italy	—	9,267,088	—	9,267,088
Japan	—	12,721,527	—	12,721,527
Macau	—	18,009	—	18,009
Mexico	34,803	—	—	34,803
Netherlands	4,013,774	17,100,713	—	21,114,487
New Zealand	—	7,065	—	7,065
Norway	—	100,221	—	100,221
Poland	—	387,895	—	387,895
Portugal	190,162	—	—	190,162
Republic of Korea	169,374	6,235,437	—	6,404,811
LVIP BlackRock Global Allocation Fund–43

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Saudi Arabia	$—	$11,907	$—	$11,907
Singapore	—	615,118	—	615,118
South Africa	—	84,945	—	84,945
Spain	3,811,769	143,441	—	3,955,210
Sweden	396,976	8,876,659	—	9,273,635
Switzerland	3,413,110	4,856,204	—	8,269,314
Taiwan	—	9,229,502	—	9,229,502
Thailand	999,303	—	—	999,303
United Arab Emirates	—	—	—*	0
United Kingdom	5,479,867	23,741,595	—	29,221,462
United States	394,092,430	—	87,961	394,180,391
Uruguay	5,339	—	—	5,339
Convertible Preferred Stocks	4,168,350	—	1,986,724	6,155,074
Preferred Stocks
Brazil	145,540	—	—	145,540
Germany	—	2,152,346	—	2,152,346
United States	722,821	—	—	722,821
Warrants	35,567	—	—	35,567
Convertible Bond	—	5,756	—	5,756
Agency Commercial Mortgage-Backed Securities	—	659,057	—	659,057
Agency Mortgage-Backed Security	—	28,158,010	—	28,158,010
Corporate Bonds
Argentina	—	74,742	—	74,742
Armenia	—	206,104	—	206,104
Australia	—	—	4,080,331	4,080,331
Bahrain	—	219,117	—	219,117
Brazil	—	538,372	—	538,372
Canada	—	540,042	—	540,042
Cayman Islands	—	225,750	—	225,750
Chile	—	206,000	—	206,000
Colombia	—	199,583	—	199,583
Cyprus	—	197,000	—	197,000
Germany	—	2,267,284	—	2,267,284
Greece	—	619,180	—	619,180
Guatemala	—	206,752	—	206,752
India	—	206,150	—	206,150
Indonesia	—	227,724	—	227,724
Israel	—	249,983	—	249,983
Italy	—	434,716	—	434,716
Luxembourg	—	1,844,484	—	1,844,484
Mexico	—	847,465	—	847,465
Netherlands	—	589,933	—	589,933
Panama	—	30,139	49,800	79,939
Peru	—	208,180	—	208,180
Saudi Arabia	—	270,097	—	270,097
South Africa	—	220,700	—	220,700
United Arab Emirates	—	219,804	—	219,804
United Kingdom	—	2,719,823	—	2,719,823
United States	—	28,986,133	—	28,986,133
Loan Agreements	—	27,597,498	79,200	27,676,698
Non-Agency Asset-Backed Securities	—	15,909,139	—	15,909,139
Non-Agency Commercial Mortgage-Backed Securities	—	16,367,247	—	16,367,247
Sovereign Bonds	—	34,154,864	—	34,154,864
U.S. Treasury Obligation	—	5,312,582	—	5,312,582
Exchange-Traded Funds	13,828,440	—	—	13,828,440
Money Market Fund	125,589,481	—	—	125,589,481
Options Purchased	2,451,299	1,166,588	—	3,617,887
Total Investments	$583,612,399	$347,004,804	$7,294,996	$937,912,199
LVIP BlackRock Global Allocation Fund–44

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Liabilities:
Common Stocks Sold Short	$(3,544,034)	$—	$—	$(3,544,034)
Total Investments	$(3,544,034)	$—	$—	$(3,544,034)
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$841,302	$—	$841,302
Futures Contracts	$4,011,037	$—	$—	$4,011,037
Swap Contracts	$—	$7,263,603	$—	$7,263,603
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,680,595)	$—	$(1,680,595)
Futures Contracts	$(2,560,035)	$—	$—	$(2,560,035)
Options Written	$(1,220,024)	$(1,346,579)	$—	$(2,566,603)
Swap Contracts	$—	$(5,409,388)	$—	$(5,409,388)

*	Includes securities that have been valued at zero on the "Consolidated Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2021, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP BlackRock Global Allocation Fund–45